united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 6/30/16

Item 1. Reports to Stockholders.

TRUSTED ALTERNATIVES. INTELLIGENT INVESTING.

June 30, 2016

The Altegris Mutual Funds

Each a Series of Northern Lights Fund Trust

Semi-Annual Report

ADVISED BY

Altegris Advisors, L.L.C.
1200 Prospect Street
Suite 400
La Jolla, CA 92037

888.524.9441

www.altegris.com/mutualfunds

Altegris Equity Long Short Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2016

The Fund’s performance figures* for the periods ended June 30, 2016, compared to its benchmarks:

			Annualized
				Since Inception	Since Inception
	Six Month	One Year	Three Year	April 30, 2012	October 7, 2013
Altegris Equity Long Short Fund - Class A	(5.89)%	(5.17)%	2.09%	3.00%	N/A
Altegris Equity Long Short Fund - Class A with load **	(11.29)%	(10.63)%	0.08%	1.55%	N/A
Altegris Equity Long Short Fund - Class C	(6.29)%	(5.90)%	N/A	N/A	0.00%
Altegris Equity Long Short Fund - Class I	(5.84)%	(4.95)%	2.34%	3.23%	N/A
Altegris Equity Long Short Fund - Class N	(5.89)%	(5.17)%	2.09%	3.00%	N/A
HFRX Equity Hedge Index ***	(3.92)%	(8.33)%	0.37%	2.43%	(0.39)%
S&P 500 Total Return Index ****	3.84%	3.99%	11.66%	12.65%	10.91%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual operating expense ratios, gross of fee waivers or expense reimbursements, are 3.80%, 4.55%, 3.55% and 3.80% for Class A, Class C, Class I and Class N shares, respectively, per the Fund’s prospectus dated April 29, 2016. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases; Class A and Class C shares may be subject to a contingent deferred sales charge of up to 1.00% imposed on certain redemptions. All share classes are subject to a redemption fee of 1.00% if sold wihin 30 days of purchase. For performance information current to the most recent month-end, please call 1-888-524-9441.

**	Class A with load total return is calculated using the maximum sales charge of 5.75%.

***	HFRX Equity Hedge Index: Equity Hedge strategies maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Equity Hedge managers would typically maintain at least 50%, and may in some cases be substantially entirely invested in equities, both long and short. Investors cannot invest directly in an index.

****	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.

Top Ten Holdings by Industry as of June 30, 2016	% of Net Assets
Retail	22.3%
Food	13.5%
Chemicals	12.1%
Pharmaceuticals	9.4%
Healthcare - Products	5.9%
Machinery-Diversified	4.2%
Beverages	4.1%
Software	3.9%
Media	3.7%
Transportation	3.2%
Other, Assets Less Liabilities	17.7%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2016

Shares		Value
	INVESTMENTS - 94.0%
	COMMON STOCK - 92.7%
	ADVERTISING - 0.7%
20,800	Interpublic Group of Cos., Inc. +	$480,480

	AEROSPACE/DEFENSE -0.5%
3,667	Orbital ATK, Inc. +	312,208

	AIRLINES - 0.5%
7,497	United Continental Holdings, Inc. * +	307,677

	APPAREL - 1.5%
1,878	Michael Kors Holdings Ltd. * +	92,923
10,186	NIKE, Inc. +	562,267
9,500	Steven Madden Ltd. * +	324,710
		979,900
	BANKS - 0.7%
8,500	Bank of America Corp. +	112,795
18,066	Sberbank of Russia PJSC - ADR +	157,716
3,950	SunTrust Banks, Inc. +	162,266
		432,777
	BEVERAGES -3.4%
6,034	Anheuser-Busch InBev SA/NV - ADR +	794,557
4,669	Brown-Forman Corp. +	465,779
11,885	Coca-Cola Co. +	538,747
4,968	Heineken NV	456,824
		2,255,907
	BIOTECHNOLOGY - 1.2%
1,054	Biogen, Inc. * +	254,878
190	Dynavax Technologies Corp. * +	2,770
6,547	Gilead Sciences, Inc. +	546,151
		803,799
	BUILDING MATERIALS - 0.5%
1,893	Martin Marietta Materials, Inc. +	363,456

	CHEMICALS - 9.1%
9,986	Agrium, Inc. +	902,934
4,850	Air Products & Chemicals, Inc. +	688,894
3,547	Axalta Coating Systems Ltd. * +	94,102
25,350	Ferro Corp. * +	339,183
16,190	Monsanto Co. +	1,674,208
5,590	PPG Industries, Inc. +	582,199
3,416	Sherwin-Williams Co. +	1,003,177
9,635	WR Grace & Co. +	705,378
		5,990,075
	COMMERCIAL SERVICES - 2.1%
4,774	Moody’s Corp. +	447,372
17,310	Total System Services, Inc. +	919,334
		1,366,706
	COMPUTERS - 0.7%
4,829	Apple, Inc. +	461,652

	COSMETICS/PERSONAL CARE - 0.3%
2,600	Edgewell Personal Care Co. *	219,466

	DISTRIBUTION/WHOLESALE - 0.3%
5,100	G-III Apparel Group Ltd. * +	233,172

	DIVERSIFIED FINANCIAL SERVICES - 2.4%
4,317	MasterCard, Inc. +	380,155
855	LPL Financial Holdings, Inc.	19,263
12,709	SEI Investments Co. +	611,430
7,646	Visa, Inc. +	567,104
		1,577,952
	ELECTRIC - 1.1%
11,100	Black Hills Corp. +	699,744

	ELECTRONICS - 3.2%
32,095	Trimble Navigation Ltd. * +	781,834
30,800	Tyco International Plc	1,312,080
		2,093,914

The accompanying notes are an integral part of these financial statements.

Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016

Shares		Value
	ENERGY-ALTERNATE SOURCES - 1.0%
32,808	Green Plains, Inc. +	$646,974

	FOOD - 9.7%
11,141	Calavo Growers, Inc. +	746,447
12	Chocoladefabriken Lindt & Spruengli AG	857,319
39,235	Darling Ingredients, Inc. * +	584,602
3,480	Mondelez International, Inc. +	158,375
21,397	Pilgrim’s Pride Corp. +	545,196
16,404	Post Holdings, Inc. +	1,356,447
28,542	Sprouts Farmers Market, Inc. * +	653,612
18,544	Tyson Foods, Inc. +	1,238,554
11,830	X5 Retail Group NV - GDR *	235,417
		6,375,969
	HEALTHCARE-PRODUCTS - 5.5%
3,325	Becton Dickinson and Co. +	563,887
8,700	Danaher Corp.	878,700
7,000	DENTSPLY SIRONA, Inc. +	434,280
5,716	IDEXX Laboratories, Inc. * +	530,788
29,450	QIAGEN NV *	642,304
10,458	TearLab Corp. * +	6,693
3,679	Thermo Fisher Scientific, Inc. +	543,609
		3,600,261
	INSURANCE - 0.3%
3,816	WR Berkley Corp. +	228,655

	INTERNET - 2.1%
615	Alphabet, Inc. * +	432,671
3,945	Twitter, Inc. * +	66,710
11,870	Wayfair, Inc. * +	462,930
7,982	Yahoo!, Inc. * +	299,804
4,765	Yandex NV * +	104,115
		1,366,230
	LODGING - 0.9%
27,214	Hilton Worldwide Holdings, Inc. +	613,131

	MACHINERY-DIVERSIFIED - 1.8%
45,646	Briggs & Stratton Corp. +	966,782
6,968	BWX Technologies, Inc. +	249,245
		1,216,027
	MEDIA -3.4%
12,740	CBS Corp. +	693,566
1,950	Charter Communications, Inc. *	445,848
3,883	Liberty Global PLC * +	112,840
1,643	Liberty Global Plc LiLAC * +	53,005
4,600	Time Warner, Inc.	338,284
5,979	Walt Disney Co. +	584,866
		2,228,409
	METAL FABRICATE/HARDWARE - 0.7%
41,400	Mueller Water Products, Inc. +	472,788

	MISCELLANEOUS MANUFACTURING - 1.0%
10,010	Ingersoll-Rand PLC +	637,437

	OIL & GAS - 1.2%
1,335	Chevron Corp. +	139,948
45,639	Gazprom PJSC - ADR +	197,617
5,400	Newfield Exploration Co. * +	238,572
957	Petroleo Brasileiro SA - ADR * +	6,852
34,365	Surgutneftegas OJSC - ADR +	207,221
		790,210
	OIL & GAS SERVICES - 0.5%
8,100	Baker Hughes, Inc. +	365,553

The accompanying notes are an integral part of these financial statements.

Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016

Shares		Value
	PHARMACEUTICALS - 8.6%
2,658	ACADIA Pharmaceuticals, Inc. * +	$86,279
5,130	Aerie Pharmaceuticals, Inc. * +	90,288
8,367	Allergan plc * +	1,933,530
27,189	Amicus Therapeutics, Inc. * +	148,452
4,383	Flexion Therapeutics, Inc. * +	65,592
4,310	Mallinckrodt PLC * +	261,962
15,800	Pfizer, Inc. +	556,318
35,669	Phibro Animal Health Corp. +	665,584
6,231	Relypsa, Inc. * +	115,273
16,926	Valeant Pharmaceuticals International, Inc. * +	340,890
8,735	Vanda Pharmaceuticals, Inc. * +	97,745
27,123	Zoetis, Inc. +	1,287,258
		5,649,171
	REAL ESTATE - 0.1%
2,187	Grand City Properties SA	44,863

	RETAIL - 16.3%
18,355	AutoNation, Inc. +	862,318
1,093	AutoZone, Inc. +	867,667
18,400	Bloomin’ Brands, Inc. +	328,808
4,318	Casey’s General Stores, Inc. +	567,860
2,140	Chipotle Mexican Grill, Inc. * +	861,906
4,762	Costco Wholesale Corp. +	747,824
3,921	Domino’s Pizza, Inc. +	515,141
32,808	Habit Restaurants, Inc. * +	537,395
7,796	Home Depot, Inc. +	995,471
9,272	Lithia Motors, Inc. +	658,961
93,834	Luby’s, Inc. * +	471,047
21,870	Lumber Liquidators Holdings, Inc. * +	337,235
7,734	Macy’s, Inc. +	259,940
4,200	PVH Corp. +	395,766
25,288	Sonic Corp. +	684,040
11,697	Tractor Supply Co. +	1,066,532
15,691	Zoe’s Kitchen, Inc. +	569,113
		10,727,024
	SEMICONDUCTORS - 3.2%
2,670	Broadcom Ltd.	414,918
10,100	MKS Instruments, Inc. +	434,906
6,400	NXP Semiconductors NV * +	501,376
5,485	Qorvo, Inc. * +	303,101
7,098	QUALCOMM, Inc. +	380,240
4,490	Rovi Corp. * +	70,224
		2,104,765
	SOFTWARE - 2.4%
14,500	Activision Blizzard, Inc. +	574,635
4,140	Microsoft Corp. +	211,844
15,900	PTC, Inc. * +	597,522
5,216	Take-Two Interactive Software, Inc. * +	197,791
		1,581,792
	STORAGE/WAREHOUSING - 1.3%
53,786	Green Plains Partners LP - MLP +	836,372

	TELECOMMUNICATIONS - 0.3%
8,655	Cisco Systems, Inc. +	248,312

	TEXTILES - 0.7%
2,275	Mohawk Industries, Inc. * +	431,704

	TRANSPORTATION - 3.5%
3,358	FedEx Corp. +	509,677
4,200	Kansas City Southern	378,378
9,700	Norfolk Southern Corp. +	825,761
2,588	Old Dominion Freight Line, Inc. * +	156,082
4,744	Union Pacific Corp. +	413,914
		2,283,812

	TOTAL COMMON STOCK (Cost - $59,266,506)	61,028,344

The accompanying notes are an integral part of these financial statements.

Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016

		Dividend
Shares		Rate (%)	Maturity	Value
	PREFERRED STOCK - 0.5%
	PHARMACEUTICALS - 0.5%
365	Allergan plc + (Cost - $364,502)	5.5000	3/1/2018	$304,271

	EXCHANGE TRADED FUND- 0.8%
	ASSET ALLOCATION FUND - 0.8%
20,800	ProShares UltraShort Euro + (Cost - $499,468)			505,856

	TOTAL INVESTMENTS - 94.0% (Cost - $60,130,476) (a)			$61,838,471
	OTHER ASSETS LESS LIABILITIES - 6.0%			3,977,671
	NET ASSETS - 100.0%			$65,816,142

	SECURITIES SOLD SHORT - (47.5)%
	COMMON STOCK - (29.9)%
	ADVERTISING - (0.3)%
(2,600)	Omnicom Group, Inc.			$(211,874)

	AGRICULTURE- (0.6)%
(8,559)	Archer-Daniels-Midland Co.			(367,096)

	AIRLINES - (0.3)%
(10,200)	JetBlue Airways Corp.			(168,912)

	APPAREL - (0.4)%
(5,430)	Skechers U.S.A., Inc.			(161,380)
(1,750)	VF Corp.			(107,608)
				(268,988)
	AUTO PARTS & EQUIPMENT - (0.6)%
(1,950)	Autoliv, Inc.			(209,528)
(4,250)	Goodyear Tire & Rubber Co.			(109,055)
(8,563)	Titan International, Inc.			(53,091)
				(371,674)
	BANKS - (0.2)%
(1,301)	Bank of the Ozarks, Inc.			(48,814)
(2,750)	PacWest Bancorp			(109,395)
				(158,209)
	BEVERAGES - (1.0)%
(2,290)	Brown-Forman Corp.			(228,450)
(6,905)	DavidsTea, Inc.			(94,115)
(3,711)	Dr Pepper Snapple Group, Inc.			(358,594)
				(681,159)
	BUILDING MATERIALS - (0.4)%
(528)	Eagle Materials, Inc.			(40,735)
(434)	Martin Marietta Materials, Inc.			(83,328)
(868)	Vulcan Materials Co.			(104,472)
				(228,535)
	CHEMICALS - (3.0)%
(46,359)	AgroFresh Solutions, Inc.			(246,166)
(27,815)	American Vanguard Corp.			(420,285)
(6,419)	CF Industries Holdings, Inc.			(154,698)
(3,200)	Dow Chemical Co.			(159,072)
(2,200)	LyondellBasell Industries NV			(163,724)
(8,059)	Mosaic Co.			(210,985)
(15,691)	Platform Specialty Products Corp.			(139,336)
(12,002)	Potash Corp of Saskatchewan, Inc.			(194,912)
(2,650)	Praxair, Inc.			(297,833)
				(1,987,011)
	COMPUTERS - (0.7)%
(2,875)	International Business Machines Corp.			(436,367)

	DISTRIBUTION/WHOLESALE - (0.7)%
(4,400)	Fastenal Co.			(195,316)
(1,255)	WW Grainger, Inc.			(285,199)
				(480,515)

The accompanying notes are an integral part of these financial statements.

Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016

Shares		Value
	DIVERSIFIED FINANCIAL SERVICES - (0.2)%
(7,150)	Janus Capital Group, Inc.	$(99,528)
855	LPL Financial Holdings Inc	(19,263)
(3,902)	WisdomTree Investments, Inc.	(38,201)
		(156,992)
	ELECTRIC - (0.9)%
(10,750)	Great Plains Energy, Inc.	(326,800)
(4,970)	Southern Co.	(266,541)
		(593,341)
	ENTERTAINMENT - (0.1)%
(400)	Churchill Downs, Inc.	(50,544)

	FOOD - (3.8)%
(24,920)	Amira Nature Foods Ltd.	(184,408)
(19,267)	Dean Foods Co.	(348,540)
(19,970)	Flowers Foods, Inc.	(374,438)
(5,144)	General Mills, Inc.	(366,870)
(7,800)	Hormel Foods Corp.	(285,480)
(2,853)	John B Sanfilippo & Son, Inc.	(121,623)
(1,500)	Kroger Co.	(55,185)
(4,279)	Sanderson Farms, Inc.	(370,733)
(3,851)	TreeHouse Foods, Inc.	(395,305)
		(2,502,582)
	HEALTHCARE-PRODUCTS - (0.5)%
(1,000)	ABIOMED, Inc.	(109,290)
(3,800)	LivaNova PLC	(190,874)
		(300,164)
	HOME BUILDERS - (0.2)%
(1,193)	CalAtlantic Group, Inc.	(43,795)
(1,518)	Lennar Corp.	(69,980)
		(113,775)
	HOME FURNISHINGS - (0.2)%
(680)	Whirlpool Corp.	(113,315)

	HOUSEHOLD PRODUCTS/WARES - (0.6)%
(1,500)	Avery Dennison Corp.	(112,125)
(14,264)	SodaStream International Ltd.	(304,251)
		(416,376)
	INSURANCE - (0.6)%
(2,100)	Aon PLC	(229,383)
(5,200)	Unum Group	(165,308)
		(394,691)
	INTERNET - (0.1)%
(884)	Netflix, Inc.	(80,868)

	LEISURE TIME - (0.7)%
(27,815)	Fox Factory Holding Corp.	(483,147)

	MACHINERY-CONSTRUCTION & MINING - (0.2)%
(1,525)	Caterpillar, Inc.	(115,610)

	MACHINERY-DIVERSIFIED - (2.4)%
(7,133)	AGCO Corp.	(336,178)
(42,793)	CNH Industrial NV	(305,970)
(3,315)	Cummins, Inc.	(372,739)
(6,741)	Deere & Co.	(546,291)
		(1,561,178)
	MEDIA - (0.6)%
(5,775)	Twenty-First Century Fox, Inc.	(156,214)
(2,830)	Walt Disney Co.	(276,831)
		(433,045)
	METAL FABRICATE/HARDWARE - (0.2)%
(5,200)	Timken Co.	(159,432)

	MISCELLANEOUS MANUFACTURING - (0.8)%
(8,400)	Colfax Corp.	(222,264)
(2,925)	Parker-Hannifin Corp.	(316,046)
		(538,310)
	MINING - (0.1)%
(2,859)	Barrick Gold Corp.	(61,040)

The accompanying notes are an integral part of these financial statements.

Altegris Equity Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016

Shares		Value
	PHARMACEUTICALS - (0.3)%
(3,550)	AbbVie, Inc.	$(219,781)

	REITS - (0.8)%
(5,580)	CubeSmart	(172,310)
(1,595)	Essex Property Trust, Inc.	(363,804)
		(536,114)
	RETAIL - (6.0)%
(10,560)	American Eagle Outfitters, Inc.	(168,221)
(5,100)	Bed Bath & Beyond, Inc.	(220,422)
(4,500)	Big Lots, Inc.	(225,495)
(7,133)	Bob Evans Farms, Inc.	(270,697)
(7,845)	Brinker International, Inc.	(357,183)
(2,853)	Cabela’s, Inc.	(142,821)
(1,425)	Cracker Barrel Old Country Store, Inc.	(244,345)
(5,200)	Darden Restaurants, Inc.	(329,368)
(24,962)	Del Frisco’s Restaurant Group, Inc.	(357,456)
(31,381)	Del Taco Restaurants, Inc.	(285,567)
(10,698)	Fiesta Restaurant Group, Inc.	(233,323)
(4,282)	Jack in the Box, Inc.	(367,909)
(27,103)	Noodles & Co.	(265,067)
(2,900)	Starbucks Corp.	(165,648)
(1,500)	Target Corp.	(104,730)
(21,700)	Wendy’s Co.	(208,754)
		(3,947,006)
	SEMICONDUCTORS - (0.6)%
(7,420)	QUALCOMM, Inc.	(397,489)

	SOFTWARE - (1.1)%
(2,170)	Activision Blizzard, Inc.	(85,997)
(1,800)	Autodesk, Inc.	(97,452)
(1,303)	Electronic Arts, Inc.	(98,715)
(7,280)	SS&C Technologies Holdings, Inc.	(204,422)
(2,900)	Workday, Inc.	(216,543)
		(703,129)
	TELECOMMUNICATIONS - (0.2)%
(2,400)	Motorola Solutions, Inc.	(158,328)

	TRANSPORTATION - (0.5)%
(3,460)	Union Pacific Corp.	(301,885)

	TOTAL COMMON STOCK (Proceeds - $20,596,055)	(19,698,482)

	EXCHANGE TRADED FUNDS - (17.6)%
	EQUITY FUND - (17.6)%
(1,523)	iShares Nasdaq Biotechnology ETF	(391,929)
(6,977)	iShares Russell 2000 ETF	(802,146)
(9,160)	iShares Russell 2000 Growth ETF	(1,256,569)
(11,474)	Powershares QQQ Trust Series 1	(1,233,914)
(29,200)	SPDR S&P500 ETF Trust	(6,118,276)
(10,683)	SPDR S&P Biotech ETF	(577,843)
(13,324)	SPDR S&P Oil & Gas Exploration & Production ETF	(463,808)
(13,324)	VanEck Vectors Oil Services ET	(389,727)
(5,700)	VanEck Vectors Semiconductor ETF	(327,522)
	TOTAL EXCHANGE TRADED FUNDS - (Proceeds - $11,325,224)	(11,561,734)

	TOTAL SECURITIES SOLD SHORT (Proceeds - $31,921,279) (a)	(31,260,216)

ADR American Depositary Receipt

GDR Global Depositary Receipt

MLP Master Limited Partnership

ETF Exchange Traded Fund

REIT Real Estate Investment Trust

*	Non-income producing security.

+	All or part of the security was held as collateral for securities sold short as of June 30, 2016.

(a)	Represents cost for financial reporting purpose. Aggregate cost for federal tax purposes (excluding securities sold short ) is $62,907,473 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$4,085,563
Unrealized Depreciation:	(5,154,565)
Net Unrealized Appreciation:	$(1,069,002)

The accompanying notes are an integral part of these financial statements.

Altegris Fixed Income Long Short Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2016

The Fund’s performance figures* for the periods ended June 30, 2016, compared to its benchmark:

			Annualized
				Since Inception	Since Inception
	Six Months	One Year	Three Year	February 28, 2013	February 26, 2014
Altegris Fixed Income Long Short Fund - Class A	(6.86)%	(13.99)%	(1.09)%	(1.34)%	N/A
Altegris Fixed Income Long Short Fund - Class A with load **	(12.24)%	(18.95)%	(3.01)%	(3.08)%	N/A
Altegris Fixed Income Long Short Fund - Class C	(7.25)%	(14.80)%	N/A	N/A	(5.22)%
Altegris Fixed Income Long Short Fund - Class I	(6.72)%	(13.82)%	(0.88)%	(1.12)%	N/A
Altegris Fixed Income Long Short Fund - Class N	(6.78)%	(14.02)%	(1.13)%	(1.37)%	N/A
HFRX Fixed Income - Credit Index ***	0.66%	(4.79)%	(1.14)%	(0.30)%	(3.28)%
Barclays Aggregate Bond Index ****	5.31%	6.00%	4.06%	2.94%	4.21%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total operating expense ratios before waiver, per the Fund’s prospectus dated April 29, 2016, are 2.51%, 3.26%, 2.26% and 2.51% for Class A, Class C, Class I and Class N shares, respectively. Class A shares are subject to a maximum sales charge of 4.75% imposed on purchases. Class A and Class C shares may be subject to a contingent deferred sales charge of up to 1.00% imposed on certain redemptions. For performance information current to the most recent month-end, please call 1-888-524-9441.

**	Class A with load total return is calculated using the maximum sales charge of 4.75%. Prior to September 1, 2014, the maximum sales charge was 5.75%.

***	HFRX Fixed Income - Credit Index: Includes strategies with exposure to credit across a broad continuum of credit sub-strategies, including corporate, sovereign, distressed, convertible, asset backed, capital structure arbitrage, multi-strategy and other relative value and event driven sub-strategies. The index includes funds that have at least $50 million under management and a 24-month track record (typical). Investors cannot invest directly in an index.

****	Barclays Aggregate Bond Index is an unmanaged index comprised of U.S. Investment grade, fixed rate bond market securities, including government agency, corporate and mortgage-backed securities. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Fund’s returns, the indexes do not reflect any fees or expenses.

Top Ten Holdings by Industry as of June 30, 2016 *	% of Net Assets
Telecommunications	14.1%
Internet	10.5%
Pharmaceuticals	9.4%
Chemicals	8.9%
Healthcare - Services	8.3%
Computers	7.6%
Oil & Gas	6.2%
Software	5.2%
Transportation	4.9%
Agriculture	4.6%
Other Assets	20.3%
100.0%

* The holdings by sector detailed does not include derivative exposure.

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Altegris Fixed Income Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2016

Principal
Amount ($)		Yield (%)	Maturity	Value
	BONDS & NOTES - 76.4%
	AGRICULTURE - 4.6%
1,700,000	Lansing Trade Group LLC / Lansing Finance Co., Inc. (b)	9.2500	2/15/2019	$1,657,500
1,000,000	Vector Group Ltd. (b)	7.7500	2/15/2021	1,041,250
				2,698,750
	CHEMICALS - 8.9%
1,250,000	Cornerstone Chemical Co. (b)	9.3750	3/15/2018	1,225,000
500,000	Cornerstone Chemical Co.	9.3750	3/15/2018	490,000
1,542,187	HIG BBC Intermediate Holdings LLC / HIG BBC Holdings Corp. (b,c,d)	10.5000	9/15/2018	1,341,703
2,000,000	Kraton Polymers LLC / Kraton Polymers Capital Corp. (b)	10.5000	4/15/2023	2,130,000
				5,186,703
	COMPUTERS - 7.6%
2,794,000	Everi Payments, Inc. (b)	10.0000	1/15/2022	2,332,990
2,046,000	Harland Clarke Holdings Corp. (b)	9.7500	8/1/2018	2,076,690
				4,409,680
	ELECTRONICS - 3.9%
2,250,000	Interface Master Holdings, Inc. (d)	12.5000	8/1/2018	2,261,250

	ENGINEERING & CONSTRUCTION - 2.8%
1,650,000	Michael Baker International LLC / CDL Acquisition Co., Inc. (	8.2500	10/15/2018	1,600,500

	ENTERTAINMENT - 3.0%
1,650,000	Greektown Holdings LLC / Greektown Mothership Corp. (b)	8.8750	3/15/2019	1,711,875

	HEALTHCARE - SERVICES - 8.3%
2,350,000	Covenant Surgical Partners, Inc. (b)	8.7500	8/1/2019	2,379,375
500,000	inVentiv Health, Inc. (b)	9.0000	1/15/2018	513,750
1,875,000	inVentiv Health, Inc.	10.0000	8/15/2018	1,924,219
				4,817,344
	IRON / STEEL - 3.4%
2,324,000	Optima Specialty Steel, Inc. (b)	12.5000	12/15/2016	1,963,780

	LODGING - 3.4%
2,219,000	Chester Downs & Marina LLC / Chester Downs Finance Corp. (b)	9.2500	2/1/2020	1,958,267

	OIL & GAS - 6.1%
2,000,000	Halcon Resources Corp. (a,b)	8.6250	2/1/2020	1,886,240
4,090,000	Pacific Drilling V Ltd. (b)	7.2500	12/1/2017	1,676,900
				3,563,140
	PACKAGING & CONTAINERS - 4.2%
1,630,000	Coveris Holding Corp. (b)	10.0000	6/1/2018	1,630,000
866,000	Coveris Holdings SA (b)	7.8750	11/1/2019	841,103
				2,471,103
	PHARMACEUTICALS - 2.6%
1,750,000	Valeant Pharmaceuticals International, Inc. (b)	6.3750	10/15/2020	1,505,000

	RETAIL - 2.2%
1,250,000	Landry’s Holdings II, Inc. (b)	10.2500	1/1/2018	1,262,500

	SOFTWARE - 1.2%
750,000	Interface Security Systems Holdings, Inc.	9.2500	1/15/2018	720,300

	TELECOMMUNICATIONS - 9.3%
2,750,000	Avanti Communications Group PLC (b)	10.0000	10/1/2019	2,062,500
1,500,000	H2C Holdings, Inc. (b)	11.0000	12/1/2019	1,357,500
2,000,000	Trilogy International Partners LLC / Trilogy International Finance, Inc. (b)	13.3750	5/15/2019	2,005,000
				5,425,000
	TRANSPORTATION - 4.9%
1,000,000	CEVA Group PLC (b)	7.0000	3/1/2021	860,000
1,956,000	Overseas Shipholding Group, Inc.	8.1250	3/30/2018	2,000,010
				2,860,010

	TOTAL BONDS & NOTES (Cost - $47,335,106)			44,415,202
	CONVERTIBLE BONDS - 14.1%
	COMMERCIAL SERVICES - 0.9%
500,000	Albany Molecular Research, Inc.	2.2500	11/15/2018	512,187

	ENERGY-ALTERNATE SOURCES - 0.1%
1,625,000	SunEdison, Inc. (b,e)	0.2500	1/15/2020	81,250

	INSURANCE - 1.9%
1,000,000	MGIC Investment Corp. (b)	9.0000	4/1/2063	1,116,250

	PHARMACEUTICALS - 2.1%
1,000,000	Depomed, Inc. (a)	2.5000	9/1/2021	1,206,875

	SEMICONDUCTORS - 2.3%
1,250,000	NXP Semiconductors NV (a)	1.0000	12/1/2019	1,358,594

The accompanying notes are an integral part of these financial statements.

Altegris Fixed Income Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016

Principal
Amount ($)		Yield (%)	Maturity	Value
	SOFTWARE - 2.8%
1,250,000	Salesforce.com, Inc. (a)	0.2500	4/1/2018	$1,614,844

	TELECOMMUNICATIONS - 4.0%
750,000	Clearwire Communications LLC / Clearwire Finance, Inc. (b)	8.2500	12/1/2040	759,375
500,000	Infinera Corp.	1.7500	6/1/2018	579,375
750,000	Palo Alto Networks, Inc. (a) ^		7/1/2019	955,781
				2,294,531

	TOTAL CONVERTIBLE BONDS (Cost - $10,118,707)			8,184,531
	BANK LOANS - 10.5%
	INTERNET - 10.5%
1,650,000	Active Network, Inc. (c)	9.5000	11/15/2021	1,623,187
2,000,000	iParadigms Holdings LLC (c)	8.2500	7/29/2022	1,920,000
2,444,289	Manwin Licensing Intl SARL (c)	14.0000	10/18/2018	2,578,725
	TOTAL BANK LOANS (Cost - $6,144,844)			6,121,912
Shares
	COMMON STOCK - 0.0%
	OIL & GAS - 0.0%
3,107	Halcon Resources Corp. *			1,442
	(Cost - $62,537)

	PREFERRED STOCKS - 4.2%	Dividend (%)
	OIL & GAS- 0.1%
491	Halcon Resources Corp.	5.7500	Perpetual	22,341

	ELECTRIC - 0.9%
5,000	Dynergy, Inc. (a)	7.0000	7/1/2019	538,600

	PHARMACEUTICALS - 3.2%
2,250	Allergan PLC (a)	5.5000	3/1/2018	1,875,645

	TOTAL PREFERRED STOCK (Cost - $3,165,062)			2,436,586

Number of
Contracts **			Expiration
	OPTIONS PURCHASED - 0.1% *
	PUT OPTIONS PURCHASED - 0.1%
600	PowerShares QQQ Trust Series 1 @ $99.00 (Cost - $121,939)		Aug-16	42,600

	TOTAL INVESTMENTS - 105.3% (Cost - $66,948,195) (f)			$61,202,273
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.3)%			(3,097,928)
	NET ASSETS - 100.0%			$58,104,345

Shares
	SECURITIES SOLD SHORT - (4.2)%
	COMMON STOCKS - (4.2)%
	ELECTRIC - (0.3)%
(12,000)	Dynergy, Inc.			$(206,880)

	OIL & GAS - 0.0%
(1,886)	Halcon Resources Corp.			(875)

	PHARMACEUTICALS - (1.5)%
(2,100)	Allergan PLC			(485,289)
(19,000)	Depomed, Inc.			(372,780)
				(858,069)
	SEMICONDUCTORS - (0.4)%
(3,000)	NXP Semiconductors NV			(235,020)

	SOFTWARE - (1.2)%
(8,600)	Salesforce.com, Inc.			(682,926)

	TELECOMMUNICATIONS - (0.8)%
(3,800)	Palo Alto Networks, Inc.			(466,032)

	TOTAL SECURITIES SOLD SHORT (Proceeds - $2,525,082)			(2,449,802)

The accompanying notes are an integral part of these financial statements.

Altegris Fixed Income Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016

REIT - Real Estate Investment Trust

Perpetual - Perpetual bonds are fixed income instruments without defined maturity dates.

^	Zero coupon security. The rate shown is the effective rate at purchase.

*	Non income producing.

**	Each option contract allows the holder of the option to sell 100 shares of the underlying security.

(a)	All or part of the security was held as collateral for securities sold short as of June 30, 2016. These securities amounted to $9,436,579.

(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions. exempt from qualified institutional buyers. At June 30, 2016, these securities amounted to $41,237,548 or 71.0% of net assets.

(c)	Variable rate security - interest rate subject to period change. The rate shown is the effective rate as of June 30, 2016.

(d)	Paid in kind.

(e)	Security in default.

(f)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding securities sold short) is $67,187,965 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$744,197
Unrealized Depreciation:	(6,729,890)
Net Unrealized Depreciation:	$(5,985,693)

The accompanying notes are an integral part of these financial statements.

Altegris Fixed Income Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016

OPEN OTC CREDIT DEFAULT SWAP AGREEMENTS - PROTECTION PURCHASED

						Upfront
						Payments	Unrealized
		Protection	Termination	Notional		Paid	Appreciation
Reference Entity	Counterparty	Premium Rate	Date	Principal	Notional Value	(Received)	(Depreciation)
ARROW ELECTRONICS	JP Morgan	(1.00%)	6/20/2018	1,000,000.00	983,632	22,714	$(38,776)
BANCO SANTANDER SA	JP Morgan	(1.00%)	12/20/2020	1,109,500.00	1,029,922	36,101	(5,869)
Campbell Soup	JP Morgan	(1.00%)	6/20/2018	1,000,000.00	982,734	(18,020)	1,059
Campbell Soup	JP Morgan	(1.00%)	6/20/2019	1,000,000.00	977,003	(14,586)	(8,105)
Campbell Soup	JP Morgan	(1.00%)	9/20/2020	1,000,000.00	973,183	(19,756)	(6,756)
Cardinal Health	JP Morgan	(1.00%)	6/20/2021	5,000,000.00	4,827,531	(169,550)	(1,391)
COMMERZBANK AG	JP Morgan	(1.00%)	12/20/2020	1,109,500.00	1,013,225	20,644	(7,110)
Computer Associates	JP Morgan	(1.00%)	6/20/2018	1,000,000.00	985,277	7,828	(22,245)
Computer Associates	JP Morgan	(1.00%)	12/20/2019	1,000,000.00	983,615	—	(16,080)
Computer Science	JP Morgan	(1.00%)	6/20/2018	1,000,000.00	983,391	26,491	(42,794)
Computer Science	JP Morgan	(1.00%)	6/20/2019	1,000,000.00	862,861	(205,909)	70,298
Eastman Chemical	JP Morgan	(1.00%)	3/20/2020	1,000,000.00	985,298	(6,803)	(7,593)
Eastman Chemical	JP Morgan	(1.00%)	6/20/2018	1,000,000.00	985,167	(3,958)	(10,569)
Hasbro Inc	JP Morgan	(1.00%)	6/20/2019	2,000,000.00	1,966,924	(8,762)	(23,703)
Kohl’s Corp	JP Morgan	(1.00%)	9/20/2019	1,500,000.00	1,513,518	22,236	(8,260)
Macy’s	JP Morgan	(1.00%)	12/20/2019	1,000,000.00	1,014,696	(10,824)	25,826
Macy’s	JP Morgan	(1.00%)	6/20/2018	1,000,000.00	992,753	(1,480)	(5,461)
New York Times	JP Morgan	(1.00%)	12/20/2019	1,000,000.00	977,662	33,025	(55,057)
New York Times	JP Morgan	(1.00%)	3/20/2020	1,000,000.00	977,393	25,966	(48,268)
Packaging Corp	JP Morgan	(1.00%)	6/20/2018	1,000,000.00	985,170	12,193	(26,717)
Pitney Bowes	JP Morgan	(1.00%)	9/20/2019	1,500,000.00	1,495,272	(3,654)	(616)
Quest Diagnostic	JP Morgan	(1.00%)	6/20/2018	1,000,000.00	983,332	10,745	(27,107)
Quest Diagnostic	JP Morgan	(1.00%)	6/20/2019	1,000,000.00	978,769	12,836	(33,761)
Tyson Foods Inc	JP Morgan	(1.00%)	6/20/2019	500,000.00	489,961	—	(9,887)
Western Union	JP Morgan	(1.00%)	3/20/2019	500,000.00	495,580	19,604	(23,872)
Western Union	JP Morgan	(1.00%)	6/20/2018	500,000.00	494,708	14,762	(19,901)
NET UNREALIZED DEPRECIATION FROM CREDIT DEFAULT SWAPS							$(352,715)

OPEN CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS ON CREDIT INDICES
						Upfront
						Payments
		Protection	Termination	Notional		Paid	Unrealized
	Counterparty	Premium Rate	Date	Principal	Notional Value	(Received)	Depreciation
Protection Purchased:
CDX.NA.IG.25 5-Year Index	JP Morgan	(1.00)%	12/20/2020	2,000,000	1,986,095	18,188	$(32,092)
CDX.NA.IG.25 5-Year Index	JP Morgan	(1.00)%	12/20/2020	3,000,000	2,979,143	(8,446)	(12,411)
NET UNREALIZED DEPRECIATION FROM CREDIT DEFAULT SWAPS ON CREDIT INDICES							$(44,503)

The accompanying notes are an integral part of these financial statements.

Altegris/AACA Real Estate Long Short Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2016

The Fund’s performance figures* for the periods ending June 30, 2016, compared to its benchmark:

			Annualized
			Fund Inception			Since Inception
	Six Months	One Year	January 9, 2014	Three Year	Five Year	February 1, 2011
Altegris/AACA Real Estate Long Short Fund - Class A	11.16%	10.88%	12.47%	N/A	N/A	N/A
Altegris/AACA Real Estate Long Short Fund - Class A with load **	4.73%	4.51%	11.25%	N/A	N/A	N/A
Altegris/AACA Real Estate Long Short Fund - Class I ***	11.23%	11.10%	14.97%	13.10%	13.27%	12.58%
Altegris/AACA Real Estate Long Short Fund - Class N	11.07%	10.88%	12.46%	N/A	N/A	N/A
S&P 500 Total Return Index ****	3.84%	3.99%	7.76%	11.66%	12.10%	11.52%
Dow Jones US Real Estate Total Return Index *****	10.79%	22.72%	18.13%	13.52%	12.18%	12.56%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s estimated total operating expense ratios before waiver, per the Fund’s prospectus dated April 29, 2016, are 3.35%, 3.10% and 3.35% for Class A, Class I and Class N shares, respectively. Class A share are subject to a maximum sales charge of 5.75% imposed on purchases. Class A shares may be subject to a contingent deferred sales charge imposed on certain redemptions. All share classes are subject to a redemption fee of 1.00% of the amount redeemed if sold within 30 days of purchase. For performance information current to the most recent month-end, please call 1-888-524-9441

**	Class A with load total return is calculated using the maximum sales charge of 5.75%.

***	The prior three year and since inception performance track record that follows the Fund inception for Class I is that of the Predecessor Fund, American Asset Real Estate Securities Fund, L.P. which was managed by American Assets Investment Management LLC, an affiliate and predecessor firm of AACA. The method used to calculate the Predecessor Fund’s performance differs from the Securities and Exchange Commission’s (“SEC”) standardized method of calculating performance because the Predecessor Fund employed monthly, rather than daily, valuation and this may produce different results. American Asset Real Estate Securities Fund, L.P. was not subject to certain investment restrictions, diversification requirements, limitations on leverage and other restrictions of the Investment Company Act of 1940 and of the Internal Revenue Code (“Code”), which if they had been applicable, might have adversely affected its performance.

****	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.

*****	The Dow Jones US Real Estate Total Return Index is an unmanaged index considered to be representative of REITS and other companies that invest directly or indirectly in real estate, and reflects no deductions for fees, expenses or taxes. Investors cannot invest directly in an index.

Top Ten Holdings by Industry as of June 30, 2016	% of Net Assets
Diversified	35.7%
Warehouse	15.4%
Office Property	14.4%
Storage	12.2%
Government/Agency	8.2%
Apartments	7.4%
Reginal Malls	7.1%
Manufactured Homes	6.7%
Shopping Centers	6.4%
Hotels & Motels	5.8%
Liabilities Less Other Assets	(19.3)%
Total	100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Altegris /AACA Real Estate Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2016

Shares		Value
	INVESTMENTS- 128.5%
	COMMON STOCK - 128.5%
	AGRICULTURE - 4.3%
868,602	Cadiz, Inc. * +	$5,098,694

	DIVERSIFIED FINANCIAL SERVICES - 1.0%
117,399	NorthStar Asset Management Group, Inc.	1,198,644

	ELECTRIC- 4.3%
114,000	Brookfield Infrastructure Partners LP	5,159,640

	ENGINEERING & CONSTRUCTION - 5.2%
11,818,500	13 Holdings Ltd. *	4,128,428
19,000	SBA Communications Corp. - Class A * +	2,050,860
		6,179,288
	ENTERTAINMENT - 0.1%
1,000	Vail Resorts, Inc. +	138,230

	LODGING - 10.9%
230,931	Diamond Resorts International, Inc. * +	6,918,693
50	Las Vegas Sands Corp. +	2,174
271,446	MGM Resorts International * +	6,142,823
		13,063,690
	REITS-APARTMENTS - 4.9%
25,500	Essex Propery Trust, Inc. +	5,816,295

	REITS-DIVERSIFIED - 29.2%
61,400	American Tower Corp. +	6,975,654
40,000	CoreSite Realty Corp.	3,547,600
62,700	Crown Castle International Corp. +	6,359,661
16,614	Equinox, Inc.	6,441,746
585,000	New Residential Investment Corp. +	8,096,400
310,000	NorthStar Realty Finance Corp.	3,543,300
		34,964,361
	REITS-HEALTH CARE - 5.7%
144,000	Healthcare Trust of America, Inc. - Class A +	4,656,960
64,800	Omega Healthcare Investors, Inc. +	2,199,960
		6,856,920
	REITS-MANUFACTURED HOMES - 6.7%
24,456	Equity Lifestyle Properties, Inc.	1,957,703
79,100	Sun Communities, Inc. +	6,062,224
		8,019,927
	REITS-MORTGAGE - 5.7%
1,481,939	Newcastle Investment Corp. +	6,802,100

	REITS-OFFICE PROPERTY - 11.8%
66,700	Alexandria Real Estate Equities, Inc. +	6,904,784
14,250	Boston Properties, Inc.	1,879,575
185,000	Hudson Pacific Properties, Inc. +	5,398,300
		14,182,659
	REITS-REGIONAL MALLS - 7.1%
15,000	Simon Property Group, Inc. +	3,253,500
70,600	Taubman Centers, Inc. +	5,238,520
		8,492,020
	REITS-SHOPPING CENTERS - 6.4%
111,000	Acadia Realty Trust +	3,942,720
22,700	Federal Realty Investment Trust +	3,757,985
		7,700,705
	REITS-STORAGE - 12.2%
167,300	CubeSmart	5,166,224
55,400	Extra Space Storage, Inc.	5,126,716
207,794	National Storage Affiliates Trust +	4,326,271
		14,619,211
	REITS-WAREHOUSE - 13.0%
140,000	CyrusOne, Inc.	7,792,400
137,000	QTS Realty Trust, Inc. +	7,669,260
		15,461,660

	TOTAL COMMON STOCK (Cost - $134,488,338)	153,754,044

The accompanying notes are an integral part of these financial statements.

Altegris /AACA Real Estate Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016

Shares		Value
	TOTAL INVESTMENTS - 128.5% (Cost - $134,488,338) (a)	$153,754,044
	LIABILITIES IN EXCESS OF OTHER ASSETS - (28.5)%	(34,117,898)
	NET ASSETS - 100.0%	$119,636,146

	SECURITIES SOLD SHORT - (24.7)%
	COMMON STOCK - (14.0)%
	REITS-APARTMENTS - (2.5)%
(50,000)	Post Properties, Inc.	$(3,052,500)

	REITS-DIVERSIFIED - (6.5)%
(128,232)	Cousins Properties, Inc.	(1,333,613)
(164,105)	Tier REIT, Inc.	(2,515,730)
(257,719)	Whitestone REIT	(3,886,402)
		(7,735,745)
	REITS -OFFICE PROPERTY - (2.5)%
(81,569)	Mack-Cali Realty Corp.	(2,202,363)
(50,000)	Parkway Properties, Inc.	(836,500)
		(3,038,863)
	REITS - WAREHOUSE - (2.5)%
(60,000)	Prologis, Inc.	(2,942,400)

	TOTAL COMMON STOCK (Proceeds - $13,976,113)	(16,769,508)

	EXCHANGE TRADED FUNDS - (10.7)%
	DEBT FUNDS - (10.7)%
(70,900)	iShares 20+ Year Treasury Bond ETF	(9,848,010)
(24,000)	iShares iBoxx $ Investment Grade Corporate Bond ETF	(2,945,520)
	TOTAL EXCHANGE TRADED FUNDS - (Proceeds - $11,596,532)	(12,793,530)

	TOTAL SECURITIES SOLD SHORT (Proceeds - $25,572,645) (a)	$(29,563,038)

Number of
Contracts **		Expiration
	WRITTEN OPTIONS - (0.2)% *
	CALL OPTIONS - (0.2)%
(400)	Diamond Resorts International, Inc., @ $25.00	Aug-16	$(204,000)
(500)	Diamond Resorts International, Inc., @ $30.00	Aug-16	(25,000)
	TOTAL WRITTEN OPTIONS - (Proceeds - $122,897)		$(229,000)

REIT	Real Estate Investment Trust

ETF	Exchange Traded Fund

*	Non-income producing security.

**	Each option contract allows the holder of the option to sell 100 shares of the underlying security.

+	All or part of the security was held as collateral for securities sold short as of June 30, 2016. These securities amounted to $107,812,068.

(a)	Represents cost for financial reporting purpose. Aggregate cost for federal tax purposes (excluding securities sold short) is $135,247,043 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$23,009,779
Unrealized Depreciation:	(4,502,778)
Net Unrealized Appreciation:	$18,507,001

The accompanying notes are an integral part of these financial statements.

Altegris Multi-Strategy Alternative Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2016

The Fund’s performance figures* for the periods ending June 30, 2016, compared to its benchmark:

			Annualized
				Since Inception
	Six Months	One Year	Three Year	February 28, 2013
Altegris Multi Strategy Fund - Class A	(3.06)%	(4.57)%	0.84%	0.39%
Altegris Multi Strategy Fund - Class A with load **	(8.64)%	(10.02)%	(1.12)%	(1.37)%
Altegris Multi Strategy Fund - Class I	(3.05)%	(4.52)%	1.08%	0.63%
Altegris Multi Strategy Fund - Class N	(3.15)%	(4.69)%	0.85%	0.43%
HFRX Global Hedge Fund Index ***	(0.83)%	(5.64)%	(0.57)%	(0.30)%
S&P 500 Total Return Index ****

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total operating expense ratio before fee waiver and expense reimbursement, per the Fund’s prospectus dated April 29, 2016, are 3.50%, 3.25% and 3.50% for Class A, Class I and Class N Shares, respectively. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases. Class A shares may be subject to a contingent deferred sales charge imposed on certain redemptions. All share classes are subject to a redemption fee of 1.00% of the amount redeemed if sold within 30 days of purchase. For performance information current to the most recent month-end, please call 1-877-772-5838

**	Class A with load total return is calculated using the maximum sales charge of 5.75%.

***	HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are assed weighted based on the distribution of assets in the hedge fund industry. The methodology is based on defined and predetermined rules and objective criteria to select and rebalance components to maximize representation of the Hedge Fund Universe. Investors cannot invest directly in an index.

****	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for Large-Cap stocks. Invetsors may not invest in the indexes directly; unlike the Fund’s returns, the indexes do not reflect any fees or expenses.

Holdings by Type of Investment as of June 30, 2016	% of Net Assets
Mutual Funds:
Equity Funds	43.7%
Asset Allocation Funds	29.1%
Debt Fund	21.3%
Other Assets Less Liabilities	5.9%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Altegris Multi-Strategy Alternative Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

June 30, 2016

Shares		Value
	MUTUAL FUNDS - 94.1%
	ASSET ALLOCATION FUNDS - 29.1%
283,332	Altegris Futures Evolution Strategy Fund (a)	$3,065,649
440,737	Altegris Managed Futures Strategy Fund (a)	4,266,332
		7,331,981
	DEBT FUND - 21.3%
641,823	Altegris Fixed Income Long Short Fund (a)	5,372,061

	EQUITY FUND - 43.7%
1,082,438	Altegris Equity Long Short Fund (a)	10,997,575

	TOTAL MUTUAL FUNDS (Cost - $25,401,612)	23,701,617

	TOTAL INVESTMENTS - 94.1% (Cost - $25,401,612) (b)	$23,701,617
	OTHER ASSETS LESS LIABILITIES - 5.9%	1,488,862
	NET ASSETS - 100.0%	$25,190,479

(a)	I-class Shares of affiliated investment companies.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $25,489,327 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$175,113
Unrealized Depreciation:	(1,962,823)
Net Unrealized Depreciation:	$(1,787,710)

Investments In Affiliates

Investments in other investment companies advised by the Advisor are defined as “affiliated”. Transactions in affiliates for the six months ended June 30, 2016 were as follows:

						Value of
	Beginning			Ending	Dividend	affiliates at
	Shares	Additions	Reductions	Shares	Income	6/30/2016
Altegris Futures Evolution Strategy Fund	644,786	66,263	(427,717)	283,332	35,777	3,065,649
Altegris Managed Futures Strategy Fund	254,032	371,378	(184,673)	440,737	—	4,266,332
Altegris Fixed Income Long Short Fund	1,184,659	185,471	(728,307)	641,823	237,584	5,372,061
Altegris Equity Long Short Fund	1,900,910	283,598	(1,102,070)	1,082,438	—	10,997,575

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2016

	Altegris	Altegris	Altegris/AACA	Altegris
	Equity	Fixed Income	Real Estate	Multi-Strategy
	Long Short	Long Short	Long Short	Alternative
	Fund	Fund	Fund	Fund
ASSETS:
Investments in securities, at cost	$60,130,476	$66,948,195	$134,488,338	$—
Investments in affiliates, at cost	—	—	—	25,401,612
Investments in securities, at value	$61,838,471	$61,202,273	$153,754,044	$—
Investments in affiliates, at value	—	—	—	23,701,617
Cash	37,690,319	—	—	1,505,894
Cash denominated in foreign currency	410	—	—	—
Receivable for securities sold	2,374,394	506,250	—	—
Dividends and interest receivable	209,814	1,455,948	449,004	—
Receivable for Fund shares sold	77,692	141,875	31,726	97,781
Unrealized appreciation on swap contracts	—	97,183	—	—
Unrealized appreciation on forward foreign currency exchange contracts	19,494	—	—	—
Receivable due from Advisor	—	205,156	—	—
Prepaid expenses and other assets	85,266	28,584	36,205	18,074
TOTAL ASSETS	102,295,860	63,637,269	154,270,979	25,323,366

LIABILITIES
Securities sold short, at value (proceeds $31,921,279, $2,525,082, $25,572,645 respectively)	31,260,216	2,449,802	29,563,038	—
Currency overdraft	—	27,189	—	—
Cash overdraft	—	464,907	4,370,772	—
Payable for Fund shares repurchased	673,644	437,526	212,354	—
Payable for fund shares redeemed	—	—	—	41,771
Investment advisory fees payable	65,435	262,700	120,755	11,392
Payable for investments purchased	4,394,939	1,071,271	—	—
Distribution (12b-1) fees payable	6,068	6,476	1,601	6,688
Options written at value (proceeds - $122,897)	—	—	229,000	—
Unrealized depreciation on forward currency contracts	1,142	—	—	—
Unrealized depreciation on swap contracts	—	494,401	—	—
Net upfront payments received on credit default swaps	—	188,416	—	—
Dividends payable	54,525	—	—	—
Payable to related party	11,126	29,067	5,216	13,690
Accrued expenses and other liabilities	12,623	101,169	132,097	59,346
TOTAL LIABILITIES	36,479,718	5,532,924	34,634,833	132,887
NET ASSETS	$65,816,142	$58,104,345	$119,636,146	$25,190,479

Composition of Net Assets:
Paid in capital	$66,235,834	$92,631,141	$106,902,482	$28,189,613
Undistributed net investment gain (loss)	(584,351)	802,977	(728,084)	146,587
Accumulated net realized loss from investments	(2,246,034)	(29,277,044)	(1,707,462)	(1,445,726)
Net unrealized appreciation (depreciation) of investments	2,410,693	(6,052,729)	15,169,210	(1,699,995)
NET ASSETS	$65,816,142	$58,104,345	$119,636,146	$25,190,479

Net Asset Value Per Share:
Class A Shares:
Net Assets	$5,348,751	$8,293,348	$4,021,920	$1,305,200
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	531,725	992,442	313,013	141,918
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a,b)	$10.06	$8.36	$12.85	$9.20
Maximum offering price per share (net asset value plus maximum sales charge of 5.75% for all funds except Fixed Income which is 4.75%) (c)	$10.67	$8.77	$13.63	$9.76
Class C Shares:
Net Assets	$2,469,362	$3,989,810	$—	$—
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	250,852	478,150	—	—
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b,d)	$9.84	$8.34	$—	$—
Class I Shares:
Net Assets	$45,798,390	$39,797,449	$112,116,527	$7,445,187
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	4,507,355	4,755,163	8,718,740	808,246
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$10.16	$8.37	$12.86	$9.21
Class N Shares:
Net Assets	$12,199,639	$6,023,738	$3,497,699	$16,440,092
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,212,949	720,793	272,356	1,784,496
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$10.06	$8.36	$12.84	$9.21

(a)	Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed less than 18 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(b)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.

(c)	On investments of $25,000 or more, the sales load is reduced.

(d)	Investments in Altegris Fixed Income Long Short Fund and Altegris Equity Long Short Fund Class C shares redeemed within 12 months after purchase will be charged a CDSC of up to 1.00%.

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended June 30, 2016

	Altegris	Altegris	Altegris/AACA	Altegris
	Equity	Fixed Income	Real Estate	Multi-Strategy
	Long Short	Long Short	Long Short	Alternative
	Fund	Fund	Fund	Fund
INVESTMENT INCOME
Interest	$6,907	$3,878,371	$76	$169
Dividends (includes tax witholding of $4,130	944,631	51,138	2,185,086	272,801
TOTAL INVESTMENT INCOME	951,538	3,929,509	2,185,162	272,970

EXPENSES
Advisor fees	792,623	711,771	701,024	2,930
Short sale dividend expense	541,495	14,660	567,707	—
Short sale interest expense	39,790	271,154	—	—
Interest expense	—	—	259,912	—
Distribution (12b-1) fees:
Class A	8,423	13,391	5,382	1,553
Class C	15,874	33,636	—	—
Class N	18,973	10,564	5,668	25,606
Administrative services fees	37,076	41,793	29,687	13,097
Professional fees	34,715	30,247	34,535	21,968
Registration fees	—	47,356	26,482	29,723
Transfer agent fees	28,234	30,573	17,430	23,205
Non 12b-1 shareholder servicing fees	20,046	44,024	16,452	14,654
Custodian fees	68,427	36,866	15,567	14,980
Printing and postage expenses	12,680	17,465	10,437	7,998
Accounting services fees	11,900	12,123	8,494	6,401
Trustees fees and expenses	5,995	6,497	5,538	6,330
Insurance expense	2,326	3,784	1,738	692
Other expenses	14,075	25,361	51,610	11,168
TOTAL EXPENSES	1,652,652	1,351,265	1,757,663	180,305
Less: Fees waived by the Advisor	(136,055)	(205,156)	(40,969)	(53,922)
NET EXPENSES	1,516,597	1,146,109	1,716,694	126,383

NET INVESTMENT INCOME (LOSS)	(565,059)	2,783,400	468,468	146,587

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	(3,457,269)	(16,975,164)	(2,447,513)	—
Affiliated Investments	—	—	—	(1,403,852)
Foreign currency transactions	71,442	—	—	—
Options contracts purchased	—	(144,321)	(41,201)	—
Options contracts written	(7,768)	(47,523)	275,671	—
Securities sold short	4,232,828	815,830	87,145	—
Foreign currency exchange contracts	—	(413,164)	—	—
Futures	387	—	—	—
Swaps	—	(667,657)	—	—
Net Realized Gain (Loss) on Investments	839,620	(17,431,999)	(2,125,898)	(1,403,852)

Net change in unrealized appreciation (depreciation) on:
Investments	(4,838,094)	5,651,064	18,248,621	(41,799)
Foreign currency translations	(33,500)	15,131	—	—
Options contracts purchased	—	25,159	—	—
Options contracts written	11,581	(42,235)	(106,103)	—
Securities sold short	(2,915,973)	326,297	(4,416,436)	—
Swaps	—	(114,675)	—	—
Foreign currency exchange contracts	(37,329)	(15,707)	—	—
Net Change in Unrealized Appreciation (Depreciation) on Investments	(7,813,315)	5,845,034	13,726,082	(41,799)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(6,973,695)	(11,586,965)	11,600,184	(1,445,651)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(7,538,754)	$(8,803,565)	$12,068,652	$(1,299,064)

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Altegris Equity Long Short Fund			Altegris Fixed Income Long Short Fund
	For the Six	For the Period	For the Year	For the Six	For the Year
	Months Ended	Ended	Ended	Months Ended June	Ended
	June 30,	December 31,	December 31,	30,	December 31,
	2016	2015*	2015	2016	2015
	(Unaudited)			(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(565,059)	$(2,825,626)	$(3,866,903)	$2,783,400	$8,830,801
Net realized gain (loss) on investments	839,620	4,564,968	9,733,731	(17,431,999)	(7,459,068)
Net change in unrealized appreciation (depreciation) on investments	(7,813,315)	(2,299,193)	3,603,253	5,845,034	(13,477,435)
Net decrease in net assets resulting from operations	(7,538,754)	(559,851)	9,470,081	(8,803,565)	(12,105,702)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	—	—	—	(323,357)	(917,808)
Class C (a)	—	—	—	(144,923)	(572,879)
Class I	—	—	—	(251,667)	(7,374,059)
Class N	—	—	—	(1,620,812)	(866,640)
From net realized gains
Class A	—	(277,324)	(226,224)	—	—
Class C (a)	—	(125,806)	(77,758)	—	—
Class I	—	(3,744,034)	(3,193,927)	—	—
Class N	—	(573,301)	(485,701)	—	—
Total distributions to shareholders	—	(4,720,465)	(3,983,610)	(2,340,759)	(9,731,386)
SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	126,656	1,735,577	3,901,626	1,073,241	11,027,973
Class C (a)	263,353	1,595,101	2,269,661	268,268	5,228,524
Class I	10,853,710	22,976,008	57,443,153	7,767,201	83,977,331
Class N	2,343,879	5,273,090	5,819,668	1,159,824	11,188,846
Net asset value of shares issued in reinvestment of distributions:
Class A	—	205,938	165,101	255,066	680,197
Class C (a)	—	117,212	59,288	137,313	545,087
Class I	—	3,425,004	2,836,225	1,431,224	6,542,046
Class N	—	565,651	479,594	130,014	651,541
Redemption fee proceeds:
Class A	131	54	169	—	539
Class C	65	20	18	—	383
Class I	1,223	775	1,336	—	3,999
Class N	294	110	329	—	518
Payments for shares redeemed:
Class A	(2,620,882)	(1,340,326)	(11,196,765)	(7,356,913)	(11,353,332)
Class C (a)	(1,637,103)	(475,286)	(593,692)	(6,774,364)	(3,298,720)
Class I	(74,598,874)	(26,662,325)	(50,033,426)	(62,487,721)	(120,074,050)
Class N	(6,916,632)	(4,581,277)	(23,328,076)	(6,875,638)	(19,087,318)
Net increase (decrease) from shares of beneficial interest transactions	(72,184,180)	2,835,326	(12,175,791)	(71,272,485)	(33,966,436)
NET DECREASE IN NET ASSETS	(79,722,934)	(2,444,990)	(6,689,320)	(82,416,809)	(55,803,524)
NET ASSETS
Beginning of year/period	145,539,076	147,984,066	154,673,386	140,521,154	196,324,678
End of Year/period	$65,816,142	$145,539,076	$147,984,066	$58,104,345	$140,521,154
*Includes undistributed net investment income (loss) of:	$(584,351)	$(19,292)	$77,640	$802,977	$360,336
SHARE ACTIVITY
Class A:
Shares Sold	12,401	157,338	365,214	124,242	1,059,866
Shares Reinvested	—	19,210	15,605	30,473	69,812
Shares Redeemed	(259,499)	(122,598)	(1,048,703)	(851,445)	(1,129,629)
Net increase (decrease) in shares of beneficial interest outstanding	(247,098)	53,950	(667,884)	(696,730)	49
Class C:
Shares Sold	26,241	148,028	211,893	31,809	501,394
Shares Reinvested	—	11,131	5,652	16,433	56,526
Shares Redeemed	(163,577)	(44,077)	(55,741)	(797,639)	(339,768)
Net increase (decrease) in shares of beneficial interest outstanding	(137,336)	115,082	161,804	(749,397)	218,152
Class I:
Shares Sold	1,059,503	2,074,218	5,369,848	894,251	8,056,722
Shares Reinvested	—	316,837	266,312	170,803	665,115
Shares Redeemed	(7,239,375)	(2,409,468)	(4,657,671)	(7,137,260)	(11,933,867)
Net increase (decrease) in shares of beneficial interest outstanding	(6,179,872)	(18,413)	978,489	(6,072,206)	(3,212,030)
Class N:
Shares Sold	229,710	478,934	540,415	133,865	1,080,978
Shares Reinvested	—	52,766	45,330	15,534	66,217
Shares Redeemed	(685,006)	(415,561)	(2,194,140)	(803,251)	(1,884,755)
Net increase (decrease) in shares of beneficial interest outstanding	(455,296)	116,139	(1,608,395)	(653,852)	(737,560)

*	Altegris Equity Long Short changed its year end from March 31, to December 31st and a stub period for that transition is reflected in this annual report.

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS (Continued)

	Altegris/AACA Real Estate Long Short Fund		Altegris Multi-Strategy Alternative Fund
	For the Six Months	For the Year Ended	For the Six Months	For the Year Ended
	Ended June 30,	December 31,	Ended June 30,	December 31,
	2016	2015	2016	2015
	(Unaudited)		(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$468,468	$279,767	$146,587	$1,517,594
Net realized gain (loss) on investments	(2,125,898)	4,105,461	(1,403,852)	898,352
Net change in unrealized appreciation (depreciation) on investments	13,726,082	(6,532,685)	(41,799)	(2,641,630)
Net increase (decrease) in net assets resulting from operations	12,068,652	(2,147,457)	(1,299,064)	(225,684)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	—	(63,054)	—	(39,717)
Class I	(78,540)	(1,344,362)	—	(579,420)
Class N	—	(80,652)	—	(898,423)
From net realized gains
Class A	—	(231,114)	—	(35,776)
Class I	—	(3,587,370)	—	(469,476)
Class N	—	(250,656)	—	(793,771)
Total distributions to shareholders	(78,540)	(5,557,208)	—	(2,816,583)
SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	488,773	8,608,871	247,473	405,657
Class I	10,782,928	56,228,066	7,912,233	6,523,390
Class N	1,185,646	9,262,325	3,013,990	10,579,530
Net asset value of shares issued in reinvestment of distributions:
Class A	—	255,284	—	75,493
Class I	55,821	3,953,781	—	814,079
Class N	—	324,599	—	1,237,861
Redemption fee proceeds:
Class A	40	36	72	9
Class I	905	787	413	103
Class N	541	68	911	174
Payments for shares redeemed:
Class A	(3,030,565)	(4,769,957)	(219,238)	(1,273,001)
Class I	(11,822,379)	(19,487,346)	(16,612,650)	(5,304,180)
Class N	(4,725,237)	(5,080,565)	(13,076,973)	(16,586,698)
Net increase (decrease) from shares of beneficial interest transactions	(7,063,527)	49,295,949	(18,733,769)	(3,527,583)
NET INCREASE (DECREASE) IN NET ASSETS	4,926,585	41,591,284	(20,032,833)	(6,569,850)
NET ASSETS
Beginning of year/period	114,709,561	73,118,277	45,223,312	51,793,162
End of year/period *	$119,636,146	$114,709,561	$25,190,479	$45,223,312
*Includes undistributed net investment income (loss) of:	$(728,084)	$(1,118,012)	$146,587	$—

SHARE ACTIVITY
Class A:
Shares Sold	44,439	694,879	27,038	39,901
Shares Reinvested	—	23,070	—	7,905
Shares Redeemed	(285,021)	(398,747)	(23,768)	(123,787)
Net increase (decrease) in shares of beneficial interest outstanding	(240,582)	319,202	3,270	(75,981)

Class I:
Shares Sold	995,978	4,497,299	862,586	634,961
Shares Reinvested	4,388	355,533	—	85,154
Shares Redeemed	(1,048,551)	(1,596,431)	(1,793,431)	(520,512)
Net increase (decrease) in shares of beneficial interest outstanding	(48,185)	3,256,401	(930,845)	199,603

Class N:
Shares Sold	108,233	745,179	326,706	1,033,397
Shares Reinvested	—	29,218	—	129,484
Shares Redeemed	(431,926)	(417,173)	(1,421,580)	(1,622,232)
Net increase (decrease) in shares of beneficial interest outstanding	(323,693)	357,224	(1,094,874)	(459,351)

The accompanying notes are an integral part of these financial statements.

Altegris Equity Long Short Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year or Period

	Class A
	Six Months Ended		Period Ended		Year Ended March 31,			Period Ended
	June 30, 2016		December 31, 2015		2015	2014		March 31, 2013 (1)
	(Unaudited)
Net asset value, beginning of year/period	$10.69		$11.10		$10.72	$10.51		$10.00
Income (loss) from investment operations:
Net investment (loss) (2)	(0.06)		(0.23)		(0.29)	(0.33)		(0.30)
Net realized and unrealized gain (loss) on investments	(0.57)		0.18		0.96	1.13		0.84
Total from investment operations	(0.63)		(0.05)		0.67	0.80		0.54
Less distributions from:
Net realized gains	—		(0.36)		(0.29)	(0.59)		(0.03)
Redemption fees collected (3)	0.00		0.00		0.00	0.00		0.00
Net asset value, end of year/period	$10.06		$10.69		$11.10	$10.72		$10.51
Total return (4)	(5.89	)% (5)	(0.50	)% (5)	6.35%	7.76	% (6)	5.40	% (5,6)
Net assets, at end of year/period (000s)	$5,349		$8,327		$8,049	$14,924		$2,211
Ratios/Supplemental Data:

Ratio of gross expenses to average net assets including dividends from securities sold short and interest expense (7,8)	3.83	% (9)	3.78	% (9)	4.11%	4.51%		5.13	% (9)
Ratio of gross expenses to average net assets excluding dividends from securities sold short and interest expense (7,8)	2.55	% (9)	2.37	% (9)	2.41%	2.96%		3.85	% (9)
Ratio of net expenses to average net assets including dividends from securities sold short and interest expense (8)	3.52	% (9)	3.65	% (9)	3.94%	4.27%		4.53	% (9)
Ratio of net expenses to average net assets excluding dividends from securities sold short and interest expense (8)	2.24	% (9)	2.24	% (9)	2.24%	2.72%		3.24	% (9)
Ratio of net investment loss to average net assets (8,10)	(1.24	)% (9)	(2.72	)% (9)	(2.67)%	(3.30)%		(3.19	)% (9)
Portfolio Turnover Rate	43	% (5)	281	% (5)	330%	432%		517	% (5)

(1)	Class A commenced operations on April 30, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(8)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(9)	Annualized.

(10)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Altegris Equity Long Short Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year or Period

	Class C
	Six Months Ended		Period Ended		Year Ended	Period Ended
	June 30, 2016		December 31, 2015		March 31, 2015	March 31, 2013 (1)
	(Unaudited)
Net asset value, beginning of year/period	$10.50		$10.98		$10.68	$11.04
Income (loss) from investment operations:
Net investment (loss) (2)	(0.10)		(0.28)		(0.37)	(0.17)
Net realized and unrealized gain (loss) on investments	(0.56)		0.16		0.96	0.40
Total from investment operations	(0.66)		(0.12)		0.59	0.23
Less distributions from:
Net realized gains	—		(0.36)		(0.29)	(0.59)
Redemption fees collected (3)	0.00		0.00		0.00	0.00
Net asset value, end of year/period	$9.84		$10.50		$10.98	$10.68
Total return (4)	(6.29	)% (5)	(1.15	)% (5)	5.62%	2.21	% (5)
Net assets, at end of year/period (000s)	$2,469		$4,077		$2,998	$1,188
Ratios/Supplemental Data:

Ratio of gross expenses to average net assets including dividends from securities sold short and interest expense (6,7)	4.58	% (8)	4.53	% (8)	4.86%	4.84	% (8)
Ratio of gross expenses to average net assets excluding dividends from securities sold short and interest expense (6,7)	3.30	% (8)	3.12	% (8)	3.16%	3.29	% (8)
Ratio of net expenses to average net assets including dividends from securities sold short and interest expense (7)	4.27	% (8)	4.40	% (8)	4.69%	4.60	% (8)
Ratio of net expenses to average net assets excluding dividends from securities sold short and interest expense (7)	2.99	% (8)	2.99	% (8)	2.99%	3.05	% (8)
Ratio of net investment loss to average net assets (7,9)	(2.01	)% (8)	(3.47	)% (8)	(3.42)%	(3.51	)% (8)
Portfolio Turnover Rate	43	% (5)	281	% (5)	330%	432	% (5)

(1)	Class C commenced operations on October 7, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(8)	Annualized.

(9)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Altegris Equity Long Short Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year or Period

	Class I
	Six Months Ended		Period Ended		Year Ended March 31,			Period Ended
	June 30, 2016		December 31, 2015		2015	2014		March 31, 2013 (1)
	(Unaudited)
Net asset value, beginning of year/period	$10.79		$11.18		$10.76	$10.53		$10.00
Income (loss) from investment operations:
Net investment (loss) (2)	(0.06)		(0.21)		(0.26)	(0.33)		(0.27)
Net realized and unrealized gain (loss) on investments	(0.57)		0.18		97 0.	1.15		0.83
Total from investment operations	(0.63)		(0.03)		0.71	0.82		0.56
Less distributions from:
Net realized gains	—		(0.36)		(0.29)	(0.59)		(0.03)
Redemption fees collected (3)	0.00		0.00		0.00	0.00		0.00
Net asset value, end of year/period	$10.16		$10.79		$11.18	$10.76		$10.53
Total return (4)	(5.84	)% (5)	(0.32	)% (5)	6.70%	7.94	% (6)	5.60	% (5,6)
Net assets, at end of year/period (000s)	$45,798		$115,302		$119,704	$104,698		$84,262
Ratios/Supplemental Data:

Ratio of gross expenses to average net assets including dividends from securities sold short and interest expense (7,8)	3.58	% (9)	3.53	% (9)	3.86%	4.27%		4.88	% (9)
Ratio of gross expenses to average net assets excluding dividends from securities sold short and interest expense (7,8)	2.30	% (9)	2.12	% (9)	2.16%	2.71%		3.60	% (9)
Ratio of net expenses to average net assets including dividends from securities sold short and interest expense (8)	3.27	% (9)	3.40	% (9)	3.69%	4.02%		4.28	% (9)
Ratio of net expenses to average net assets excluding dividends from securities sold short and interest expense (8)	1.99	% (9)	1.99	% (9)	1.99%	2.47%		2.99	% (9)
Ratio of net investment loss to average net assets (8,10)	(1.21	)% (9)	(2.49	)% (9)	(2.40)%	(3.05)%		(2.94	)% (9)
Portfolio Turnover Rate	43	% (5)	281	% (5)	330%	432%		517	% (5)

(1)	Class I commenced operations on April 30, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(8)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(9)	Annualized.

(10)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Altegris Equity Long Short Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year or Period

	Class N
	Six Months Ended		Period Ended		Year Ended March 31,				Period Ended
	June 30, 2016		December 31, 2015		2015		2014		March 31, 2013 (1)
	(Unaudited)
Net asset value, beginning of year/period	$10.69		$11.10		$10.71		$10.51		$10.00
Income (loss) from investment operations:
Net investment (loss) (2)	(0.06)		(0.23)		(0.29)		(0.36)		(0.30)
Net realized and unrealized gain (loss) on investments	(0.57)		0.18		97 0.		1.15		0.84
Total from investment operations	(0.63)		(0.05)		0.68		0.79		0.54
Less distributions from:
Net realized gains	—		(0.36)		(0.29)		(0.59)		(0.03)
Redemption fees collected (3)	0.00		0.00		0.00		0.00		0.00
Net asset value, end of year/period	$10.06		$10.69		$11.10		$10.71		$10.51
Total return (4)	(5.89	)% (5)	(0.50	)% (5)	6.45	% (6)	7.66	% (6)	5.40	% (5,6)
Net assets, at end of year/period (000s)	$12,200		$17,834		$17,232		$33,862		$33,053
Ratios/Supplemental Data:

Ratio of gross expenses to average net assets including dividends from securities sold short and interest expense (7,8)	3.83	% (9)	3.78	% (9)	4.11%		4.51%		5.13	% (9)
Ratio of gross expenses to average net assets excluding dividends from securities sold short and interest expense (7,8)	2.55	% (9)	2.37	% (9)	2.41%		2.96%		3.85	% (9)
Ratio of net expenses to average net assets including dividends from securities sold short and interest expense (8)	3.52	% (9)	3.65	% (9)	3.94%		4.27%		4.53	% (9)
Ratio of net expenses to average net assets excluding dividends from securities sold short and interest expense (8)	2.24	% (9)	2.24	% (9)	2.24%		2.72%		3.24	% (9)
Ratio of net investment loss to average net assets (8,10)	(1.26	)% (9)	(2.74	)% (9)	(2.67)%		(3.30)%		(3.19	)% (9)
Portfolio Turnover Rate	43	% (5)	281	% (5)	330%		432%		517	% (5)

(1)	Class N commenced operations on April 30, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(8)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(9)	Annualized.

(10)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Altegris Fixed Income Long Short Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Class A
	Six Months Ended		Year Ended December 31,			Period Ended
	June 30, 2016		2015		2014	December, 31 2013 (1)
	(Unaudited)
Net asset value, beginning of year/period	$9.29		$10.40		$10.23	$10.00
Income from investment operations:
Net investment income (2)	0.31		0.42		0.25	0.23
Net realized and unrealized gain (Loss) on investments	(0.95)		(1.02)		0.28	0.15
Total from investment operations	(0.64)		(0.60)		0.53	0.38
Less distributions from:
Net investment income	(0.29)		(0.51)		(0.36)	(0.12)
Net realized gains	—		—		—	(0.03)
Total distributions	(0.29)		(0.51)		(0.36)	(0.15)
Redemption fees collected	—		0.00	(3)	0.00 (3)	0.00	(3)
Net asset value, end of year/period	$8.36		$9.29		$10.40	$10.23
Total return (4)	(6.86	)% (5)	(5.92	)% (6)	5.14%	3.75	% (5)
Net assets, at end of year/period (000s)	$8,293		$15,686		$17,575	$2,448
Ratios/Supplemental Data:

Ratio of gross expenses to average net assets including dividends from securities sold short and interest expense (7)	3.49	% (8)	2.51%		2.61%	3.05	% (8)
Ratio of gross expenses to average net assets excluding dividends from securities sold short and interest expense (7)	2.78	% (8)	2.30%		2.31%	2.97	% (8)
Ratio of net expenses to average net assets including dividends from securities sold short and interest expense	2.95	% (8)	2.45%		2.54%	2.31	% (8)
Ratio of net expenses to average net assets excluding dividends from securities sold short and interest expense	2.24	% (8)	2.24%		2.24%	2.24	% (8)
Ratio of net investment income (loss) to average net assets	6.81	% (8)	4.06%		2.33%	2.30	% (8)
Portfolio Turnover Rate	36	% (5)	323%		74%	71	% (5)

(1)	Class A commenced operations on February 28, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year or period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(8)	Annualized.

The accompanying notes are an integral part of these financial statements.

Altegris Fixed Income Long Short Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Class C
	Six Months Ended		Year Ended	Period Ended
	June 30, 2016		December 31, 2015	December 31, 2014 (1)
	(Unaudited)
Net asset value, beginning of year/period	$9.26		$10.38	$10.51
Income from investment operations:
Net investment income (2)	0.28		0.34	0.14
Net realized and unrealized gain (Loss) on investments	(0.95)		(1.02)	0.06
Total from investment operations	(0.67)		(0.68)	0.20
Less distributions from:
Net investment income	(0.25)		(0.44)	(0.33)
Total distributions	(0.25)		(0.44)	(0.33)
Redemption fees collected	—		0.00 (3)	—
Net asset value, end of year/period	$8.34		$9.26	$10.38
Total return (4)	(7.25	)% (5)	(6.70)%	1.95	% (5)
Net assets, at end of year/period (000s)	$3,990		$11,368	$10,477
Ratios/Supplemental Data:

Ratio of gross expenses to average net assets including dividends from securities sold short and interest expense (6)	4.24	% (7)	3.26%	3.45	% (7)
Ratio of gross expenses to average net assets excluding dividends from securities sold short and interest expense (6)	3.53	% (7)	3.05%	3.06	% (7)
Ratio of net expenses to average net assets including dividends from securities sold short and interest expense	3.70	% (7)	3.20%	3.40	% (7)
Ratio of net expenses to average net assets excluding dividends from securities sold short and interest expense	2.99	% (7)	2.99%	2.99	% (7)
Ratio of net investment income (loss) to average net assets	5.94	% (7)	3.33%	1.53	% (7)
Portfolio Turnover Rate	36	% (5)	323%	74	% (5)

(1)	Class C commenced operations on February 26, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year or period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized.

The accompanying notes are an integral part of these financial statements.

Altegris Fixed Income Long Short Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Class I
	Six Months Ended		Year Ended December 31,		Period Ended
	June 30, 2016		2015	2014	December, 31 2013 (1)
	(Unaudited)
Net asset value, beginning of year/period	$9.30		$10.42	$10.24	$10.00
Income from investment operations:
Net investment income (2)	0.32		0.44	0.28	0.20
Net realized and unrealized gain (loss) on investments	(0.95)		(1.02)	0.28	0.19
Total from investment operations	(0.63)		(0.58)	0.56	0.39
Less distributions from:
Net investment income	(0.30)		(0.54)	(0.38)	(0.12)
Net realized gains	—		—	—	(0.03)
Total distributions	(0.30)		(0.54)	(0.38)	(0.15)
Redemption fees collected	—		0.00 (3)	0.00 (3)	0.00	(3)
Net asset value, end of year/period	8.37		$9.30	$10.42	$10.24
Total return (4)	(6.72	)% (5)	(5.76)%	5.44%	3.90	% (5)
Net assets, at end of year/period (000s)	$39,797		$100,704	$146,303	$46,437
Ratios/Supplemental Data:

Ratio of gross expenses to average net assets including dividends from securities sold short and interest expense (6)	3.24	% (7)	2.26%	2.39%	2.80	% (7)
Ratio of gross expenses to average net assets excluding dividends from securities sold short and interest expense (6)	2.53	% (7)	2.05%	2.09%	2.72	% (7)
Ratio of net expenses to average net assets including dividends from securities sold short and interest expense	2.70	% (7)	2.20%	2.29%	2.06	% (7)
Ratio of net expenses to average net assets excluding dividends from securities sold short and interest expense	1.99	% (7)	1.99%	1.99%	1.99	% (7)
Ratio of net investment income (loss) to average net assets	6.97	% (7)	4.23%	2.66%	2.05	% (7)
Portfolio Turnover Rate	36	% (5)	323%	74%	71	% (5)

(1)	Class I commenced operations on February 28, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year or period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized.

The accompanying notes are an integral part of these financial statements.

Altegris Fixed Income Long Short Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Class N
	Six Months Ended		Year Ended December 31,		Period Ended
	June 30, 2016		2015	2014	December, 31 2013 (1)
	(Unaudited)
Net asset value, beginning of year/period	$9.28		$10.40	$10.23	$10.00
Income from investment operations:
Net investment income (2)	0.31		0.41	0.26	0.19
Net realized and unrealized gain (loss) on investments	(0.94)		(1.02)	0.26	0.18
Total from investment operations	(0.63)		(0.61)	0.52	0.37
Less distributions from:
Net investment income	(0.29)		(0.51)	(0.35)	(0.11)
Net realized gains	—		—	—	(0.03)
Total distributions	(0.29)		(0.51)	(0.35)	(0.14)
Redemption fees collected	—		0.00 (3)	0.00 (3)	0.00	(3)
Net asset value, end of year/period	$8.36		$9.28	$10.40	$10.23
Total return (4)	(6.78	)% (5)	(6.03)%	5.13%	3.69	% (5)
Net assets, at end of year/period (000s)	$6,024		$12,762	$21,970	$7,667
Ratios/Supplemental Data:

Ratio of gross expenses to average net assets including dividends from securities sold short and interest expense (6)	3.49	% (7)	2.51%	2.64%	3.05	% (7)
Ratio of gross expenses to average net assets excluding dividends from securities sold short and interest expense (6)	2.78	% (7)	2.30%	2.34%	2.97	% (7)
Ratio of net expenses to average net assets including dividends from securities sold short and interest expense	2.95	% (7)	2.45%	2.54%	2.31	% (7)
Ratio of net expenses to average net assets excluding dividends from securities sold short and interest expense	2.24	% (7)	2.24%	2.24%	2.24	% (7)
Ratio of net investment income (loss) to average net assets	6.79	% (7)	3.97%	2.39%	2.30	% (7)
Portfolio Turnover Rate	36	% (5)	323%	74%	71	% (5)

(1)	Class N commenced operations on February 28, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year or period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized.

The accompanying notes are an integral part of these financial statements.

Altegris/AACA Real Estate Long Short Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Class A
	Six Months Ended		Year Ended	Period Ended
	June 30, 2016		December 31, 2015	December 31, 2014 (1)
	(Unaudited)
Net asset value, beginning of year/period	$11.56		$12.21	$10.00
Income from investment operations:
Net investment income (2)	0.06		0.07	0.15
Net realized and unrealized gain on investments	1.23		(0.17)	2.52
Total from investment operations	1.29		(0.10)	2.67
Less distributions from:
Net investment income	—		(0.13)	(0.07)
Net realized gains	—		(0.42)	(0.39)
Total distributions	—		(0.55)	(0.46)
Redemption fees collected (3)	0.00		0.00	0.00
Net asset value, end of year/period	$12.85		$11.56	$12.21
Total return (4)	11.16	% (5)	(0.60)%	27.09	% (5)
Net assets, at end of year/period (000s)	$4,022		$6,402	$2,861
Ratios/Supplemental Data:

Ratio of gross expenses to average net assets including dividends from securities sold short and interest expense (6,7)	3.42	% (8)	3.35%	3.17	% (8)
Ratio of gross expenses to average net assets excluding dividends from securities sold short and interest expense (6,7)	1.96	% (8)	1.92%	2.07	% (8)
Ratio of net expenses to average net assets including dividends from securities sold short and interest expense (6)	3.26	% (8)	3.23%	2.90	% (8)
Ratio of net expenses to average net assets excluding dividends from securities sold short and interest expense (6)	1.80	% (8)	1.80%	1.80	% (8)
Ratio of net investment income to average net assets (9)	1.17	% (8)	0.58%	1.30	% (8)
Portfolio Turnover Rate	43	% (5)	70%	53	% (5)

(1)	The Fund commenced operations on January 9, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies or REITs in which the Fund invests.

(8)	Annualized.

(9)	Recognition of net investment gain by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Altegris/AACA Real Estate Long Short Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Class I
	Six Months Ended		Year Ended	Period Ended
	June 30, 2016		December 31, 2015	December 31, 2014 (1)
	(Unaudited)
Net asset value, beginning of year/period	$11.57		$12.22	$10.00
Income from investment operations:
Net investment income (2)	0.11		0.03	0.11
Net realized and unrealized gain on investments	1.19		(0.10)	2.59
Total from investment operations	1.30		(0.07)	2.70
Less distributions from:
Net investment income	—		(0.16)	(0.09)
Net realized gains	(0.01)		(0.42)	(0.39)
Total distributions	(0.01)		(0.58)	(0.48)
Redemption fees collected (3)	0.00		0.00	0.00
Net asset value, end of year/period	$12.86		$11.57	$12.22
Total return (4)	11.23	% (5)	(0.31)%	27.31	% (5)
Net assets, at end of year/period (000s)	$112,117		$101,418	$67,341
Ratios/Supplemental Data:

Ratio of gross expenses to average net assets including dividends from securities sold short and interest expense (6,7)	3.17	% (8)	3.10%	2.99	% (8)
Ratio of gross expenses to average net assets excluding dividends from securities sold short and interest expense (6,7)	1.71	% (8)	1.67%	1.89	% (8)
Ratio of net expenses to average net assets including dividends from securities sold short and interest expense (7)	3.01	% (8)	2.98%	2.65	% (8)
Ratio of net expenses to average net assets excluding dividends from securities sold short and interest expense (7)	1.55	% (8)	1.55%	1.55	% (8)
Ratio of net investment income to average net assets (9)	2.15	% (8)	0.27%	1.00	% (8)
Portfolio Turnover Rate	43	% (5)	70%	53	% (5)

(1)	The Fund commenced operations on January 9, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies or REITs in which the Fund invests.

(8)	Annualized.

(9)	Recognition of net investment gain by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Altegris/AACA Real Estate Long Short Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Class N
	Six Months Ended		Year Ended	Period Ended
	June 30, 2016		December 31, 2015	December 31, 2014 (1)
	(Unaudited)
Net asset value, beginning of year/period	$11.56		$12.21	$10.00
Income from investment operations:
Net investment income (2)	0.06		(0.01)	0.18
Net realized and unrealized gain on investments	1.22		(0.09)	2.49
Total from investment operations	1.28		(0.10)	2.67
Less distributions from:
Net investment income	—		(0.13)	(0.07)
Net realized gains	—		(0.42)	(0.39)
Total distributions	—		(0.55)	(0.46)
Redemption fees collected (3)	0.00		0.00	0.00
Net asset value, end of year/period	$12.84		$11.56	$12.21
Total return (4)	11.07	% (5)	(0.58)%	27.09	% (5)
Net assets, at end of year/period (000s)	$3,498		$6,890	$2,916
Ratios/Supplemental Data:

Ratio of gross expenses to average net assets including dividends from securities sold short and interest expense (6,7)	3.42	% (8)	3.35%	3.17	% (8)
Ratio of gross expenses to average net assets excluding dividends from securities sold short and interest expense (6,7)	1.96	% (8)	1.92%	2.07	% (8)
Ratio of net expenses to average net assets including dividends from securities sold short and interest expense (6)	3.26	% (8)	3.23%	2.90	% (8)
Ratio of net expenses to average net assets excluding dividends from securities sold short and interest expense (6)	1.80	% (8)	1.80%	1.80	% (8)
Ratio of net investment income to average net assets (9)	(1.16	)% (8)	(0.03)%	1.52	% (8)
Portfolio Turnover Rate	43	% (5)	70%	53	% (5)

(1)	The Fund commenced operations on January 9, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies or REITs in which the Fund invests.

(8)	Annualized.

(9)	Recognition of net investment gain by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Altegris Multi-Strategy Alternative Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Class A
	Six Months Ended					Period Ended
	June 30,		Year Ended December 31,			December 31,
	2016		2015	2014		2013 (1)
	(Unaudited)
Net asset value, beginning of year/period	$9.49		$10.15	$9.88		$10.00
Income (loss) from investment operations:
Net investment income (2)	0.05		0.21	0.11		0.34
Net realized and unrealized gain (loss) on investments	(0.34)		(0.28)	0.32		(0.26)
Total from investment operations	(0.29)		(0.07)	0.43		0.08
Less distributions from:
Net investment income	—		(0.31)	(0.16)		(0.19)
Net realized gains	—		(0.28)	—		(0.01)
Total distributions	—		(0.59)	(0.16)		(0.20)
Redemption fees collected (3)	0.00		0.00	0.00		0.00
Net asset value, end of year/period	$9.20		$9.49	$10.15		$9.88
Total return (4)	(3.06	)% (5)	(0.69)%	4.37	% (6)	0.83	% (5)
Net assets, at end of year/period (000s)	$1,305		$1,316	$2,178		$1,754

Ratio of gross expenses to average net assets (7,8)	2.84	% (9)	0.88%	3.72%		14.24	% (9)
Ratio of net expenses to average net assets (8,10)	0.85	% (9)	0.86%	1.13%		1.75	% (9)
Ratio of net investment income to average net assets (8)	1.02	% (9)	2.02%	1.10%		4.10	% (9)
Portfolio Turnover Rate	29	% (5)	19%	28%		21	% (5)

(1)	The Altegris Multi-Strategy Alternative Fund commenced operations on February 28, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(8)	Does not include expenses of underlying funds.

(9)	Annualized.

(10)	Inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

The accompanying notes are an integral part of these financial statements.

Altegris Multi-Strategy Alternative Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Class I
	Six Months Ended					Period Ended
	June 30,		Year Ended December 31,			December 31,
	2016		2015	2014		2013 (1)
	(Unaudited)
Net asset value, beginning of year/period	$9.50		$10.17	$9.89		$10.00
Income (loss) from investment operations:
Net investment income (2)	0.05		0.39	0.23		0.42
Net realized and unrealized gain (loss) on investments	(0.34)		(0.43)	0.23		(0.32)
Total from investment operations	(0.29)		(0.04)	0.46		0.10
Less distributions from:
Net investment income	—		(0.35)	(0.18)		(0.20)
Net realized gains	—		(0.28)	—		(0.01)
Total distributions	—		(0.63)	(0.18)		(0.21)
Redemption fees collected (3)	0.00		0.00	0.00		0.00
Net asset value, end of year/period	$9.21		$9.50	$10.17		$9.89
Total return (4)	(3.05	)% (5)	(0.44)%	4.73	% (6)	1.04	% (5)
Net assets, at end of year/period (000s)	$7,445		$16,525	$15,654		$1,914

Ratio of gross expenses to average net assets (7,8)	2.59	% (9)	0.63%	2.25%		17.34	% (9)
Ratio of net expenses to average net assets (8,10)	0.60	% (9)	0.61%	0.72%		1.50	% (9)
Ratio of net investment income to average net assets (8)	1.14	% (9)	3.77%	2.29%		4.98	% (9)
Portfolio Turnover Rate	29	% (5)	19%	28%		21	% (5)

(1)	The Altegris Multi-Strategy Alternative Fund commenced operations on February 28, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(8)	Does not include expenses of underlying funds.

(9)	Annualized.

(10)	Inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

The accompanying notes are an integral part of these financial statements.

Altegris Multi-Strategy Alternative Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Class N
	Six Months Ended					Period Ended
	June 30,		Year Ended December 31,			December 31,
	2016		2015	2014		2013 (1)
	(Unaudited)
Net asset value, beginning of year/period	$9.51		$10.17	$9.89		$10.00
Income (loss) from investment operations:
Net investment income (2)	0.04		0.28	0.20		0.10
Net realized and unrealized gain (loss) on investments	(0.34)		(0.34)	0.24		(0.02)
Total from investment operations	(0.30)		(0.06)	0.44		0.08
Less distributions from:
Net investment income	—		(0.32)	(0.16)		(0.18)
Net realized gains	—		(0.28)	—		(0.01)
Total distributions	—		(0.60)	(0.16)		(0.19)
Redemption fees collected (3)	0.00		0.00	0.00		0.00
Net asset value, end of year/period	$9.21		$9.51	$10.17		$9.89
Total return (4)	(3.15	)% (5)	(0.62)%	4.51	% (6)	0.85	% (5)
Net assets, at end of year/period (000s)	$16,440		$27,382	$33,961		$131

Ratio of gross expenses to average net assets (7,8)	2.84	% (9)	0.88%	2.26%		18.73	% (9)
Ratio of net expenses to average net assets (8,10)	0.85	% (9)	0.86%	0.82%		1.75	% (9)
Ratio of net investment income to average net assets (8)	0.81	% (9)	2.73%	1.98%		1.21	% (9)
Portfolio Turnover Rate	29	% (5)	19%	28%		21	% (5)

(1)	The Altegris Multi-Strategy Alternative Fund commenced operations on February 28, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(8)	Annualized for periods less than one full year.

(9)	Does not include expenses of underlying funds.

(10)	Inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

The accompanying notes are an integral part of these financial statements.

Altegris Mutual Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2016

1.	ORGANIZATION

Altegris Equity Long Short Fund (“Equity Long Short”), Altegris Fixed Income Long Short Fund (“Fixed Income Long Short”), Altegris/AACA Real Estate Long Short Fund (“Real Estate Long Short”) and Altegris Multi-Strategy Alternative Fund (“Multi-Strategy Alternative”), the Altegris Mutual Funds (each, a “Fund” and collectively the “Funds”) each with the exception of Real Estate Long Short are non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Equity Long Short commenced operations on April 30, 2012. Fixed Income Long Short Class A, Class I and Class N commenced operations on February 28, 2013 and Class C which commenced operations on February 26, 2014. Real Estate Long Short commenced operations on January 9, 2014. Multi-Strategy Alternative commenced operations on February 28, 2013.

Fund	Primary Objective
Equity Long Short	Long term capital appreciation with moderate correlation to market indices and with less volatility than major market indices.
Fixed Income Long Short	Total Return through a combination of current income and capital appreciation
Real Estate Long Short	Total Return through long term capital appreciation and current income
Multi-Strategy Alternative	Long term capital appreciation and absolute returns

Each Fund has Class A, Class C, Class I, and Class N. Real Estate Long Short and Multi-Strategy Alternative’s Class C shares are not currently offered for sale. Class A shares are offered at net asset value plus a maximum sales charge of 5.75% with the exception of Fixed Income Long Short which Class A shares are offered at net asset value plus a maximum sales charge of 4.75%. Investors that purchase $1,000,000 or more each Fund’s Class A shares will not pay any initial sales charge on the purchase however, may be subject to a contingent deferred sales charge (“CDSC”) on shares redeemed during the first 18 months after their purchase in the amount of the commissions paid on the shares redeemed. Funds with Class N or Class C shares are offered at their NAV without an initial sales charge and are subject to 12b-1. If Class C shares are redeemed within 12 months after purchase, a CDSC of up to 1.00% will be charged. Class I shares of each Fund are sold at NAV without an initial sales charge and are not subject to distribution fees, but have a higher minimum initial investment than Class A, Class C and Class N shares. All classes are subject to a 1% redemption fee on redemptions made with 30 days of the original purchase. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period ended. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Option contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day

Altegris Mutual Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2016

of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. The value of the credit default swap agreements entered by a Fund are accounted for using the unrealized gain or loss on the agreements that is determined using the last quoted value of the index that the swap pertains to at the close of the market, adjusted to include dividends accrued, and financing charges and/or interest associated with the swap agreements. The value of interest rate swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined using the spread priced off the previous day’s CME price.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisors. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisors. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities which are not traded on an exchange or for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available, the spread between bid and ask prices is substantial, the frequency of sales, the thinness of the market, the size of reported trades, and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the Underlying Funds.

Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share,

Altegris Mutual Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2016

which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of June 30, 2016 for each Fund’s assets and liabilities measured at fair value:

Equity Long Short

Assets *	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$61,028,344	$—	$—	$61,028,344
Preferred Stock	304,271	—	—	304,271
Exchange Traded Fund	505,856	—	—	505,856
Total Investments:	$61,838,471	$—	$—	$61,838,471

Derivatives
Forward currency exchange contracts	$—	$19,494	$—	$19,494
Total Assets:	$61,838,471	$19,494	$—	$61,857,965

Liabilities
Securities Sold Short
Common Stock *	$(19,698,482)	$—	$—	$(19,698,482)
Exchange Traded Funds	(11,561,734)	—	—	(11,561,734)
Derivatives
Forward Currency Exchange Contracts		(1,142)	—	(1,142)
Total Liabilities:	$(31,260,216)	$(1,142)	$—	$(31,261,358)

Altegris Mutual Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2016

Fixed Income Long Short

Assets	Level 1	Level 2	Level 3	Total
Investments *
Bond & Notes	$—	$44,415,202	$—	$44,415,202
Convertible Bonds	—	8,184,531	—	8,184,531
Bank Loans	—	6,121,912	—	6,121,912
Common Stock	1,442	—	—	1,442
Preferred Stock	2,436,586	—	—	2,436,586
Purchased Options	42,600	—	—	42,600
Total Investments	$2,480,628	$58,721,645	$—	$61,202,273

Derivatives
Credit Default Swaps	$—	$97,183	$—	$97,183
Total Assets	$2,480,628	$58,818,828	$—	$61,299,456

Liabilities
Securities Sold Short *
Common Stock	$(2,449,802)	$—	$—	$(2,449,802)
Derivatives
Credit Default Swaps	—	(449,898)	—	(449,898)
Credit Default Swaps on Credit Indices	—	(44,503)	—	(44,503)
Total Liabilities	$(2,449,802)	$(494,401)	$—	$(2,944,203)

Real Estate Long Short

Assets	Level 1	Level 2	Level 3	Total
Investments
Common Stock *	$153,754,044	$—	$—	$153,754,044

Liabilities
Securities Sold Short
Common Stock *	$(16,769,508)	$—	$—	$(16,769,508)
Exchange Traded Funds	(12,793,530)	—	—	(12,793,530)
Derivatives
Written Options	(229,000)	—	—	(229,000)
Total Liabilities	$(29,792,038)	$—	$—	$(29,792,038)

Multi-Strategy Alternative

Assets	Level 1	Level 2	Level 3	Total
Affiliated investments *
Mutual Funds	$23,701,617	$—	$—	$23,701,617

*	See each Fund’s Schedule of Investments for breakdown by industry.

The Funds did not hold any Level 3 securities during the period. There were no transfers between any levels during the period.

It is each Fund’s policy to recognize transfers between levels at the end of the reporting period.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Altegris Mutual Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2016

Foreign Currency Translations – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Each Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Any Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually for Equity Long Short and Multi-Strategy Alternative. Dividends from net investment income are declared and distributed quarterly for Real Estate Long Short and Fixed Income Long Short. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Security in Default – During the six months ended June 30, 2016, Fixed Income Long Short recognized no interest income related to its investment in SunEdison, Inc.

Federal Income Taxes – It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on open returns filed or expected to be taken in each Fund’s 2016 tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal, and any foreign jurisdiction where each Fund makes significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, if a Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. That Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against that Fund have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Altegris Mutual Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2016

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

The cost of purchases and the proceeds for each Fund from sales of investments, other than short-term investments, for the six months ended June 30, 2016 were as follows:

			Purchases
			Sold	Sold
	Purchases	Sales	Short	Short
Equity Long Short	$38,222,409	$94,680,268	$63,674,943	$116,515,490
Fixed Income Long Short	34,655,981	121,864,904	1,860,004	16,247,260
Real Estate Long Short	56,984,413	63,928,730	19,827,739	11,593,993
Multi-Strategy Alternative	9,085,714	27,845,516	—	—

During the normal course of business, each Fund purchases and sells various financial instruments, which may result in market, liquidity and currency risks, the amount of which is not apparent from the financial statements.

Market Risk: Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by each Fund. The Funds are exposed to market risk on financial instruments that are valued at market prices as disclosed in the portfolio of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which each Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. Each Fund may be exposed to market risk on derivative contracts if the Fund is not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in its financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. Derivative instruments and exposure to market risk will be disclosed in each Fund’s Portfolio of Investments.

Liquidity Risk: Liquidity risk is the risk that a Fund will encounter difficulty in raising funds to meet commitments. Liquidity risk may result in an inability to sell investments quickly at close to fair value. A Fund’s financial instruments include investments in securities which are not traded on organized public exchanges and which generally may be illiquid. As a result a Fund may not be able to quickly liquidate its investments in these instruments at an amount close to its fair value in order to meet its liquidity requirements. Each Fund does not anticipate any material losses as a result of liquidity risk.

Currency Risk: Each Fund may invest in financial instruments and enters into transactions that are denominated in currencies other than its functional currency. Consequently, a Fund exposed to risks that the exchange rate of its currency relative to other foreign currencies may change in a manner that has an adverse effect on the fair value or future cash flows of that portion of that Fund’s assets or liabilities denominated in currencies other than the USD.

Counterparty Risk: Counterparty risk is the risk that a Fund’s counterparties might default on their obligation to pay or perform generally on their obligations.

Interest Rate Swaps – Each Fund may enter into interest rate swaps. Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. A Fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount.

Credit Default Swaps – Credit default swaps (“CDS”) are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties. One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk. The seller typically receives pre-determined periodic payments from the other party. These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with

Altegris Mutual Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2016

respect to a specified issuer or one of the reference issuers in a CDS portfolio. In general, CDS may be used by a Fund to obtain credit risk exposure similar to that of a direct investment in high yield bonds.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as unamortized upfront payments on credit default swaps. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on swaps in the Statement of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if a Fund had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

Exchange Traded Funds (“ETFs”) – The Funds may invest in ETFs. ETFs are typically a type of index bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Short Sales – A “short sale” is a transaction in which a Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. A Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a gain.

Reverse Repurchase Agreements – Reverse repurchase agreements involve the sale of securities held by a Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. A Fund’s entry into reverse repurchase agreements involves the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if they are unable to recover the securities and the value of the collateral held by the Funds, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Fund. Reverse repurchase agreements involve the risks that (i) the interest income earned in the investment of the proceeds will be less than the interest expense, (ii) the market value of the securities retained in lieu of sale by the Funds may decline below the price of the securities the Funds have sold but are obligated to repurchase, and (iii) the market value of the securities sold will decline below the price at which the Funds are required to repurchase them. Reverse repurchase agreements can be viewed as constituting a form of borrowing or of a financing transaction by the Funds (i.e., a “senior security”), but to the extent the Funds cover their commitments under such transactions by the segregation or “earmarking” of assets (determined in accordance with procedures adopted by the Trustees), equal in value to the amount of a Fund’s commitment, such a transaction will not be considered a “senior security” by that Fund and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by that Fund.

For the six months ended June 30, 2016, Fixed Income Long Short held reverse repurchase agreements. The weighted average daily balance of reverse repurchase agreements outstanding during the six months ended June 30, 2016 was approximately $1,830,602 at a weighted average interest rate of 1.47%. The repo was outstanding for 103 days. The maximum amount of reverse repurchase agreements outstanding at any time during the period was $15,346,000 between January 13th, and February 2nd , 2016 which was 24.6% of total assets.

Futures Contracts – The Funds are subject to commodity risk in the normal course of pursuing its investment objective. The Funds may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the

Altegris Mutual Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2016

contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. Each Fund may enter into option contracts to meet the requirements of its trading activities.

The risk in writing a call option is that the Funds may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that a Fund pays a premium whether or not the option is exercised. A Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

The number of option contracts written and the premiums received by each Fund for the six months ended June 30, 2016 were as follows:

Equity Long Short

	Written Call Options		Written Put Options
	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received
Options outstanding, beginning of year 12/31/2015	—	$—	—	$—
Options written	56	2,198	14	1,405
Options closed	(25)	(1,045)	(14)	(1,405)
Options exercised	—	—	—	—
Options expired	(31)	(1,153)	—	—
Options outstanding, end of period	—	—	—	$—

Fixed Income Long Short

	Written Call Options		Written Put Options
	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received
Options outstanding, beginning of year 12/31/2015	—	$—	200	$49,835
Options written	—	—	—	—
Options closed	—	—	(200)	(49,835)
Options exercised	—	—	—	—
Options expired	—	—	—	—
Options outstanding, end of period	—	—	—	$—

Real Estate Long Short

	Written Call Options		Written Put Options
	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received
Options outstanding, beginning of year 12/31/2015	—	$—	—	$—
Options written	4,924	246,160	2,750	268,383
Options closed	(500)	(25,979)	(1,900)	(190,519)
Options exercised	(1,134)	(27,200)
Options expired	(2,390)	(70,084)	(850)	(77,864)
Options outstanding, end of period	900	122,897	—	$—

Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. A Fund may purchase call options as a temporary substitute for the purchase of individual securities,

Altegris Mutual Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2016

which then could be purchased in orderly fashion. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless. In addition, in the event that the price of the security, in connection with which an option was purchased, moves in a direction favorable, the benefits realized as a result of such movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Each Fund may enter into foreign currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy. When executing forward currency exchange contracts, a Fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forwards currency exchange contracts, a Fund would incur a loss if the value of the contract increases between the date the foreign currency exchange contract is opened and the date the forward currency exchange contract is closed. A Fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, a Fund would incur a loss if the value of the contract decreases between the date the forward currency exchange contract is opened and the date the forward currency exchange contract is closed. A Fund realizes a gain if the value of the contract increases between those dates. A Fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. A Fund also is exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts, which is typically limited to the unrealized gain on each open contract.

As of June 30, 2016, the following forward currency exchange contracts were open:

Equity Long Short

						Unrealized
	Settlement		Currency Amount	Cost		Appreciation
Foreign Currency	Date	Counterparty	Purchased	(US $)	Fair Value	(Depreciation)
To Buy:
Euro	7/1/2016	J.P. Morgan	39,933	$44,378	$44,364	$(14)
Euro	9/21/2016	J.P. Morgan	15,816	17,479	17,626	147
Swiss Franc	9/21/2016	J.P. Morgan	51,989	54,353	53,625	(728)
Swiss Franc	9/21/2016	J.P. Morgan	57,676	59,167	59,491	324
				$175,377	$175,107	$(271)

						Unrealized
	Settlement		Currency Amount	Cost		Appreciation
Foreign Currency	Date	Counterparty	Purchased	(US $)	Fair Value	(Depreciation)
To Sell:
Euro	9/21/2016	J.P. Morgan	427,155	$484,075	$476,025	$8,050
Euro	9/21/2016	J.P. Morgan	39,933	44,478	44,503	(25)
Swiss Franc	7/1/2016	J.P. Morgan	57,676	58,829	59,204	(375)
Swiss Franc	9/21/2016	J.P. Morgan	867,509	904,283	894,816	9,467
Swiss Franc	9/21/2016	J.P. Morgan	98,532	103,140	101,634	1,506
				$1,594,805	$1,576,182	$18,623

Altegris Mutual Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2016

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations

The following is a summary of the location of derivative investments on each Fund’s Statement of Assets and Liabilities as of June 30, 2016:

Location on the Statement of Assets and Liabilities

Derivatives Investment Type	Asset Derivatives
Credit Default/Interest Rate swaps	Unrealized appreciation/(depreciation) on swap contracts
Currency Contracts	Unrealized appreciation/(depreciation) on currency contracts
Purchased Options	Unrealized appreciation/(depreciation) on option contracts purchased
Written Options	Unrealized appreciation/(depreciation) on option contracts written

The following table sets forth the fair value of each applicable Fund’s derivative contracts by primary risk exposure as of June 30, 2016:

Assets Derivative Investment Value

		Credit Default			Total Value at
	Interest Rate Risk	Risk	Currency Risk	Equity Risk	June 30, 2016
Equity Long Short
Forward Foreign Currency	$—	$—	$19,494	$—	$19,494
Fixed Income Long Short
Swaps	$—	$97,183	$—	$—	$97,183

Liabilities Derivative Investment Value

		Credit Default			Total Value at
	Interest Rate Risk	Risk	Currency Risk	Equity Risk	June 30, 2016
Equity Long Short
Forward Foreign Currency	$—	$—	$(1,142)	$—	$(1,142)
Fixed Income Long Short
Swaps	$—	$(494,402)	$—	$—	$(494,402)

The following is a summary of the location of derivative investments on each Fund’s Statement of Operations for the six months ended June 30, 2016:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Options/ Swap/ Forward Foreign	Net realized gain (loss) from option contracts purchased
Currency/ Futures	Net realized gain (loss) from option contracts written
Net realized gain (loss) from swaps
Net realized gain (loss) from forward foreign currency contracts
Net realized gain (loss) from futures
Net change in unrealized appreciation (depreciation) on option contracts purchased
Net change in unrealized appreciation (depreciation) on option contracts written
Net change in unrealized appreciation (depreciation) on swaps
Net change in unrealized appreciation (depreciation) on forward foreign currency

Altegris Mutual Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2016

The following is a summary of each applicable Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the six months ended June 30, 2016:

Realized gain/(loss) on derivatives recognized in the Statements of Operations

	Equity	Interest	Currency	Total Value at
Derivative Investment type	Contracts	Contracts	Contracts	June 30, 2016
Equity Long Short
Forward Foreign Currency	$—	$—	$71,442	$71,442
Written options	(7,768)	—	—	(7,768)
Futures	387	—	—	387
Fixed Income Long Short
Purchased Options	$(144,321)	$—	$—	$(144,321)
Written options	(47,523)	—	—	(47,523)
Forward Foreign Currency	—	—	(413,164)	(413,164)
Swaps	—	(667,657)	—	(667,657)
Real Estate Long Short
Purchased Options	$—	(41,201)	$—	$(41,201)
Options Written	275,671	—	—	275,671

Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statements of Operations

	Equity	Interest	Currency	Total Value at
	Contracts	Contracts	Contracts	June 30, 2016
Equity Long Short
Forward Foreign Currency	$—	$—	$(37,329)	$(37,329)
Foreign Currency Translations	—	—	(33,500)	(33,500)
Written options	11,581	—	—	11,581
Fixed Income Long Short
Forward Foreign Currency	$—	$—	$15,131	$15,131
Foreign Currency Translations	—	—	(15,707)	(15,707)
Purchased Options	25,159	—	—	25,159
Written options	(42,235)	—	—	(42,235)
Swaps	—	(114,675)	—	(114,675)

The notional value of the derivative instruments outstanding as of June 30, 2016 as disclosed in each Fund’s Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for each Fund.

4.	OFFSETTING OF FINANCIAL ASSETS AND DERIVATIVE ASSETS

Each Fund’s policy is to recognize an asset or liability equal to the unrealized on a derivative contract. During the six months ended June 30, 2016, the Funds were not subject to any master netting arrangements. Interest rate swaps are centrally cleared. Credit default swaps on indices are centrally cleared and all other credit default swaps are OTC and are not subject to any master netting agreements.

Altegris Mutual Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2016

Equity Long Short Fund

Gross Amounts Not Offset in the
Assets				Statement of Assets & Liabilities

Gross Amounts
	Gross Amounts	Offset in the	Assets Presented in
	of Recognized	Statement of Assets	the Statement of	Financial	Cash Collateral
	Assets	& Liabilities	Assets & Liabilities	Instruments	Received	Net Amount

Currency Contracts	$19,494	$—	$19,494	$(1,142)	$—	$18,352

Gross Amounts Not Offset in the
Liabilites				Statement of Assets & Liabilities

Gross Amounts
	Gross Amounts	Offset in the	Liabilities Presented
	of Recognized	Statement of Assets	in the Statement of	Financial	Cash Collateral
	Assets	& Liabilities	Assets & Liabilities	Instruments	Received	Net Amount

Swap Contracts	$(1,142)	$—	$(1,142)	$1,142	$—	$—

Fixed Income Long Short

Gross Amounts Not Offset in the
Assets				Statement of Assets & Liabilities

		Gross Amounts	Net Amounts of
	Gross Amounts	Offset in the	Assets Presented in
	of Recognized	Statement of Assets	the Statement of	Financial	Cash Collateral
	Assets	& Liabilities	Assets & Liabilities	Instruments	Received	Net Amount

Swap Contracts	$97,183	$—	$97,183	$—	$—	$97,183

Gross Amounts Not Offset in the
Liabilities:				Statement of Assets & Liabilities

Gross Amounts
	Gross Amounts	Offset in the	Liabilities Presented
	of Recognized	Statement of Assets	in the Statement of	Financial	Cash Collateral
	Liabilities	& Liabilities	Assets & Liabilities	Instruments	Pledged (1)	Net Amount

Swap Contracts	$(494,401)	$—	$(494,401)	$97,183	$397,218	$—

(1)	The amount is limited to the derivative liability balance and accordingly, does not include collateral pledged.

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. Each Fund’s uses, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, or cash and/or securities segregated at the custodian bank.

Altegris Mutual Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2016

5.	INVESTMENT ADVISORY AGREEMENT, TRANSACTIONS WITH RELATED PARTIES AND OTHER FEES

Altegris Advisors, L.L.C., serves as each Fund’s investment advisor (“the Advisor”) Pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust, on behalf of the Fund, the Advisor, subject to the supervision of the Board, and in conformity with the stated policies of each Fund, manages the portfolio investment operations of each Fund. The Advisor has overall supervisory responsibilities for the general management and investment of each Fund’s securities portfolio, which are subject to review and approval by the Board. In general, the Advisor’s duties include setting the Funds’ overall investment strategies and asset allocation as well as hiring and supervising sub-advisers. The Advisor allocates portions of Equity Long Short’s portfolio to be managed by Chilton Investment Company, LLC, Harvest Capital Strategies, LLC, Convector Capital Management, LLC (“Convector”), and Cramer Rosenthal McGlynn, LLC (“CRM”) (the “Sub-Advisors”). Effective June 1, 2016, Visium Asset Management, LP (“Visium”) was terminated as a sub-advisor and assets were allocated to CRM. The Advisor allocates portions of Fixed Income Long Short’s portfolio to be managed by RockView Management, LLC, and Mast Capital Management, LLC which serve as the Fund’s sub-advisors (the “Sub-Advisors”). Effective April 18, 2016, Premium Point Investments LP was terminated as a sub-adviosr. The Advisor allocates portions of Real Estate Long Short’s portfolio to be managed by American Assets Capital Advisors, LLC (“AACA”) as sub-advisor.

As compensation for its services and the related expenses borne by the Advisor, each Fund pays the Advisor a fee computed and accrued daily and paid monthly, based on each Fund’s average daily net assets. Equity Long Short and Fixed Income Long Short are computed at the annual rate of 1.75%. Real Estate Long Short is computed at the annual rate of 1.30%. For the portion of Multi-Strategy Alternative net assets that are not invested in other funds advised by the Advisor will pay the Advisor an annual management fee equal to 1.50% of the average daily net assets so allocated. However, per the terms of the Advisory Agreement, in no case will Multi-Strategy Alternative directly pay the Advisor a management fee that exceeds an amount equal to 1.00% (on an annualized basis) of the Multi-Strategy Alternative’s total average daily net assets on the first $1 billion, 0.93% on net assets greater than $1 billion and less than or equal to $1.5 billion, 0.86% on net assets greater than $1.5 billion and less than or equal to $2 billion, 0.79% on net assets greater than $2 billion and less than or equal to $2.5 billion, 0.72% on net assets greater than $2.5 billion and less than or equal to $3 billion and 0.65% on net assets greater than $3 billion. Pursuant to the investment advisory agreement, the Advisor accrued $792,623, $711,771, $701,024 and $242,273 for Equity Long Short, Fixed Income Long Short, Real Estate Long Short and Multi-Strategy Alternative, respectively.

The Advisor has contractually agreed to waive its fees and/or absorb expenses of each Fund, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses; fees and expenses associated with investments with other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expenses on securities sold short), taxes, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses (which may include indemnification of officers and Trustees, and contractual indemnification of fund service providers (other than the Advisor)) will not exceed certain percentages with respect to the Funds (the “Expense Limitations”). Pursuant to the Expense Limiations, Equity Long Short Operating Expenses will not exceed 2.24%, 2.99%, 1.99% and 2.24% through December 31, 2017 of the daily average net assets attributable to each of the Class A, Class C, Class I and Class N shares; respectively. Fixed Income Long Short Operating Expenses will not exceed 2.24%, 2.99%, 1.99% and 2.24% through December 31, 2017 of the daily average net assets attributable to each of the Class A, Class C, Class I and Class N shares, respectively. Real Estate Long Short Operating Expenses will not exceed 1.80%, 1.55% and 1.80% through December 31, 2017 of the daily average net assets attributable to each of the Class A, Class I and Class N shares, respectively. Multi-Strategy Alternative will not exceed 0.85%, 0.60% and 0.85% through December 31, 2017 of the average net assets attributable to Class A, Class I and Class N shares, respectively.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the six months ended June 30, 2016, expenses of $136,055, $205,156, $40,969 and $53,922 for Equity Long Short, Fixed Income Long Short, Real Estate Long Short and Multi-Strategy Alternative, respectively, were waived by the Advisor. Multi-Strategy Alternative recouped prior year expense reimbursements in the amount of 2,630 during the period ended June 30, 2016. Cumulative expenses subject to the aforementioned conditions will expire in the following years:

Altegris Mutual Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2016

Equity Long Short		Fixed Income Long Short		Real Estate Long Short		Multi-Strategy Alternative
Mar-16	$328,007	Dec-16	$200,957	Dec-17	$154,841	Dec-16	$176,822
Mar-17	318,332	Dec-17	125,523	Dec-18	119,892	Dec-17	23,355
Mar-18	270,016	Dec-18	129,615	Dec-19	40,969	Dec-18	10,537
Dec-18	137,893	Dec-19	205,156		$315,702	Dec-19	53,922
Dec-19	136,055		$661,251				$264,636
	$1,190,303

The Trust has adopted, on behalf of each Fund, the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”) for Class A, Class C and Class N shares, pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25% of the average daily net assets attributable to each of Class A and Class N shares and 1.00% of the average daily net assets attributable to Class C shares. The fee is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. During the six months ended June 30, 2016, pursuant to the Plans, Equity Long Short Class A, Class C and Class N shares paid $8,423, $15,874 and $18,973, respectively. Fixed Income Long Short Class A, Class C, and Class N shares paid $13,391, $33,636 and $10,564, respectively. Real Estate Long Short Class A and Class N shares paid $5,382 and $5,668, respectively. Multi-Strategy Alternative Class A and Class N shares paid $1,553 and $25,606, respectively.

The Distributor acts as each Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class C, Class I and Class N shares. During the six months ended June 30, 2016, for Equity Long Short, the Distributor received $999 in underwriting commissions for sales of Class C shares, of which $0 was retained by the principal underwriter for Class C. For Fixed Income Long Short, the Distributor received $5,282 and $4,145 in underwriting commissions for sales of Class A and Class C shares respectively, of which $15 and $3,111 was retained by the principal underwriter for Class A and Class C, respectively. For Real Estate Long Short, the Distributor received $6,192 in underwriting commissions for sales of Class A, of which $908 was retained by the principal underwriter. For Multi-Strategy Alternative, the Distributor received $1,400 in underwriting commissions for sales of Class A, of which $209 was retained by the principal underwriter.

Collectively the Funds are part of Altegris mutual fund family (“the Family”). In addition to the Funds the Family also is comprised of: Altegris Managed Futures Strategy Fund, Altegris Macro Strategy Fund, and Altegris Futures Evolution Strategy Fund. The Family shares the minimum annual fees for certain service providers based on a percentage of the average net assets of each Fund.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”)

GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. A Trustee and certain officers of the Trust are also officers of GFS, and are not paid any fees directly by each Fund for serving in such capacities. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Trust.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for each Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from each Fund.

Altegris Mutual Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2016

6.	REDEMPTION FEES

Each Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to each Fund in which the short-term redemption fee occurs. For the six months ended June 30, 2016, Equity Long Short Class A, Class C, Class I and Class N assessed redemption fees in the amounts of $131, $65, $1,223 and $294, respectively. Real Estate Long Short Class A, Class I and Class N assessed redemption fees in the amounts of $40, $905 and $541, respectively. Multi-Strategy Alternative Class A, Class I and Class N assessed redemption fees in the amounts of $72, $413 and $911, respectively.

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended December 31, 2015, March 31, 2015 (for the Altegris Equity Long Short Fund only) and December 31, 2014 was as follows:

					For the period ended December 31, 2014
	For the period ended December 31, 2015				(March 31, 2015 for the Equity LS Fund)
	Ordinary	Long-Term	Return of		Ordinary	Long-Term
Fund	Income	Capital Gains	Capital	Total	Income	Capital Gains	Total
AACA Real Estate Long Short Fund	$529,221	$5,027,987	$—	$5,557,208	$2,340,611	$148,457	$2,489,068
Equity Long Short Fund	36,583	4,683,882	—	4,720,465	979,028	3,004,582	3,983,610
Fixed Income Long Short Fund	9,521,889	—	209,497	9,731,386	6,324,558	—	6,324,558
Multi-Strategy Alternative Fund	1,605,548	1,211,035	—	2,816,583	867,074	3,213	870,287

As of December 31, 2015, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Fund	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
AACA Real Estate Long Short Fund	$—	$—	$—	$(57,209)	$1,518,268	$1,461,059
Equity Long Short Fund	—	—	(308,657)	—	7,427,719	7,119,062
Fixed Income Long Short Fund	—	(8,203,293)	(23,928)	(3,378,054)	(11,777,197)	(23,382,472)
Multi-Strategy Alternative Fund	45,841	—	—	—	(1,745,911)	(1,700,070)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, mark-to-market on open forward foreign currency contracts, 1256 options and futures contracts, swaps and passive foreign investment companies and adjustments for partnerships, real estate investment trusts, constructive sales, return of capital distributions from underlying corporations, contingent payment debt instruments, 305c deemed dividend distributions, defaulted bonds, and swaps upfront fee amortization. In addition, the amounts listed under other book/tax differences for the Equity Long Short and the Fixed Income Long Short funds are primarily attributable to the tax deferral of losses on straddles and constructive sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fixed Income Long Short Fund incurred and elected to defer such capital losses as follows:

Post October
Fund	Losses
AACA Real Estate Long Short Fund	$57,209
Fixed Income Long Short Fund	3,378,054

Altegris Mutual Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2016

At December 31, 2015, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
Fund	Short-Term	Long-Term	Total
Fixed Income Long Short Fund	$7,019,589	$1,183,704	$8,203,293

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses), the reclass of net operating losses and ordinary income distributions, and adjustments for paydowns, real estate investment trusts, partnerships, swaps, non-deductible expenses, fund conversion gains/losses, passive foreign investment companies, capitalization in lieu of dividend payments, 305c deemed dividend distributions, contingent payment debt instruments and return of capital distributions from underlying corporations, resulted in reclassifications for the following Funds for the year ended December 31, 2015 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Long-Term
Fund	Capital	Income (Loss)	Gains (Loss)
AACA Real Estate Long Short Fund	$(717,507)	$1,247,523	$(530,016)
Equity Long Short Fund	(138,601)	2,728,694	(2,590,093)
Fixed Income Long Short Fund	(209,497)	170,749	38,748
Multi-Strategy Alternative Fund	—	(34)	34

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements other than the following:

Effective July 25, 2016, Convector was terminated as a sub-advisor to the Equity Long Short Fund.

Effective September 8, 2016, the name of the Altegris/AACA Real Estate Long Short Fund will be changed to Altegris/AACA Opportunistic Real Estate Fund. The principal investment strategies and principal investment risks for the Fund have not changed.

Altegris Mutual Funds
EXPENSE EXAMPLES (Unaudited)
June 30, 2016

As a shareholder of the Altegris Mutual Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges, and redemption fees; (2) ongoing costs, including management fees; expenses due to securities sold short; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Altegris Mutual Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period beginning January 1, 2016 and ended June 30, 2016.

Table 1. Actual Expenses

Table 1 “Actual Expenses” provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period”.

Table 2. Hypothetical Example for Comparison Purposes

Table 2 below provides information about hypothetical account values and hypothetical expenses based on the each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not equal to any of the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Table 1
		Beginning Account	Ending Account	Expenses Paid During
Actual	Annualized	Value	Value	Period *
Expenses	Expense Ratio	1/1/2016	6/30/2016	1/1/16 – 6/30/16
Altegris Equity Long Short Fund
Class A	3.52%	$1,000.00	$941.10	$16.99
Class C	4.27%	$1,000.00	$937.10	$20.57
Class I	3.27%	$1,000.00	$941.60	$15.79
Class N	3.52%	$1,000.00	$941.10	$16.99
Altegris Fixed Income Long Short Fund
Class A	2.95%	$1,000.00	$931.00	$14.16
Class C	3.70%	$1,000.00	$928.10	$17.74
Class I	2.70%	$1,000.00	$932.70	$12.97
Class N	2.95%	$1,000.00	$932.10	$14.17
Altegris/AACA Real Estate Long Short Fund
Class A	3.26%	$1,000.00	$1,111.60	$17.12
Class I	3.01%	$1,000.00	$1,112.30	$15.81
Class N	3.26%	$1,000.00	$1,110.70	$17.11
Altegris Multi-Strategy Alternative Fund
Class A	0.85%	$1,000.00	$969.40	$4.16
Class I	0.60%	$1,000.00	$969.50	$2.94
Class N	0.85%	$1,000.00	$968.50	$4.16

*	Expenses are equal to each Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366). Altegris Multi-Strategy Alternative Fund excludes expenses of underlying funds in which Altegris Multi-Strategy Alternative Fund invests.

Altegris Mutual Funds
EXPENSE EXAMPLES (Unaudited) (Continued)
June 30, 2016

Table 2
		Beginning Account	Ending Account	Expenses Paid During
Hypothetical	Annualized	Value	Value	Period *
(5% return before expenses)	Expense Ratio	1/1/2016	6/30/2016	1/1/16 – 6/30/16
Altegris Equity Long Short Fund
Class A	3.52%	$1,000.00	$1,007.36	$17.57
Class C	4.27%	$1,000.00	$1,003.63	$21.27
Class I	3.27%	$1,000.00	$1,008.60	$16.33
Class N	3.52%	$1,000.00	$1,007.36	$17.57
Altegris Fixed Income Long Short Fund
Class A	2.95%	$1,000.00	$1,010.19	$14.74
Class C	3.70%	$1,000.00	$1,006.46	$18.46
Class I	2.70%	$1,000.00	$1,011.44	$13.50
Class N	2.95%	$1,000.00	$1,010.19	$14.74
Altegris/AACA Real Estate Long Short Fund
Class A	3.26%	$1,000.00	$1,008.65	$16.28
Class I	3.01%	$1,000.00	$1,009.90	$15.04
Class N	3.26%	$1,000.00	$1,008.65	$16.28
Altegris Multi-Strategy Alternative Fund
Class A	0.85%	$1,000.00	$1,020.64	$4.27
Class I	0.60%	$1,000.00	$1,021.88	$3.02
Class N	0.85%	$1,000.00	$1,020.64	$4.27

*	Expenses are equal to each Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366). Altegris Multi-Strategy Alternative Fund excludes expenses of underlying funds in which Altegris Multi-Strategy Alternative Fund invests.

Altegris Mutual Funds
Supplemental Information (Unaudited)
June 30, 2016

Altegris Equity Long Short Fund (Sub-Adviser – Cramer Rosenthal McGlynn LLC)

In connection with the regular meeting held on May 17 & 18, 2016 of the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a sub-advisory agreement (the “Sub-Advisory Agreement”) between Altegris Advisors, LLC and Cramer Rosenthal McGlynn LLC (“CRM”), with respect to the Altegris Equity Long/Short Fund (“Altegris Equity”). In considering the renewal of the Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Sub-Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent and Quality of Service. The Trustees noted that CRM was founded in 1973, manages approximately $6.4 billion in assets, and specializes in value equity investment strategies. The Trustees reviewed the background information on the key investment personnel that will be responsible for sub-advising Altegris Equity. They considered their education and noted the investment team has previous financial industry experience from prior positions held at investment management firms. The Trustees noted CRM demonstrated that it has a solid risk management culture, using a multi-level risk control process where the research team monitors each sector and individual stocks. They considered that CRM demonstrated a commitment to compliance with robust procedures, dedicated compliance personnel to supervise the processes, and automated systems where the guidelines and restrictions will be hard coded to monitor compliance with the sub-advised assets. The Trustees discussed CRM’s broker-dealer selection process, and noted CRM’s report that no material compliance or litigation issues have arisen within the previous 36 months. The Board concluded that CRM should be capable of providing quality service to Altegris Equity and its shareholders.

Performance. The Trustees discussed various aspects of the strategy to be used by CRM and considered the historical performance of a comparable fund sub-advised by CRM. They noted that the composite significantly outperformed the S&P 500 over the trailing 1-year period, and trailed the benchmark slightly since inception in May 2012. After further discussion, the Trustees concluded that the performance history provided by CRM indicated that CRM had the potential to provide positive returns to Fund shareholders.

Fees and Expenses. The Trustees considered the proposed sub-advisory fee of 1.00% and noted that the fee was in line with the management fees charged by CRM to other funds and accounts with objectives and strategies comparable to that proposed to be used by CRM for

Altegris Mutual Funds
Supplemental Information (Unaudited)(Continued)
June 30, 2016

Altegris Equity. After further discussion, the Trustees concluded that the proposed fee was not unreasonable.

Economies of Scale. The Trustees considered whether the proposed sub-advisory fee reflected economies of scale. The Trustees agreed that this was primarily an adviser level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense. After discussion, it was the consensus of the Trustees that the lack of breakpoints was acceptable.

Profitability. The Trustees reviewed the profitability analysis provided by CRM. They noted CRM anticipates earning a modest profit in terms of actual dollars and as a percentage of revenue. After further discussion, the Trustees concluded that CRM would not be excessively profitable in connection with its relationship with Altegris Equity.

Conclusion. Having requested and received such information from Altegris and CRM as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of Counsel, the Trustees concluded that the fee structure is reasonable and that approval of the Sub-Advisory Agreement is in the best interests of Altegris Equity Long/Short Fund and its shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of Altegris Equity.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-524-9441 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-524-9441.

INVESTMENT ADVISOR	ADMINISTRATOR
Altegris Advisors, L.L.C	Gemini Fund Services, LLC
1200 Prospect Street, Suite 400	80 Arkay Drive, Suite 110
La Jolla, CA 92037	Hauppauge, New York 11788

Altegris Equity Long Short	Altegris Fixed Income Long Short
SUB-ADVISORS	SUB-ADVISORS
Chilton Investment Company, LLC	RockView Management, LLC
1290 East Main Street, 1st Floor	4 Stamford Plaza
Stamford, CT 06092	107 Elm Street, 10th Floor
Stamford, CT 06902
Harvest Capital Strategies, LLC
600 Montgomery Street, 17th Floor	Mast Capital Management, LLC
San Francisco, CA 94111	4 Stamford Plaza
107 Elm Street, 10th Floor
Convector Capital Management, LP	Stamford, CT 06902
645 Madison Ave. 5th Floor
New York, NY 10022

Cramer Rosenthal McGlynn, LLC
520 Madison Avenue, 20th Floor
New York, NY 10022

Altegris/AACA Real Estate Long Short Fund
SUB-ADVISORS
American Assets Capital Advisers, LLC
11455 El Camino Realm Suite 140
San Diego, CA 92130

altegris TRUSTED ALTERNATIVES. INTELLIGENT INVESTING.

www.altegris.com/mutualfunds

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable

Item 4. Principal Accountant Fees and Services. Not applicable

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. Vote of security holders is included under item 1.

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) N/A

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, President/Principal Executive Officer

Date 9/8/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, President/Principal Executive Officer

Date 9/8/16

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin Wolf, Treasurer/Principal Financial Officer

Date 9/8/16